UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8100

Strong Equity Funds, Inc., on behalf of Strong Advisor Large Company Core Fund, Strong Advisor Mid Cap Growth Fund, Strong Advisor Small Cap Value Fund, Strong Advisor Utilities and Energy Fund, Strong Dow 30 Value Fund, Strong Enterprise Fund, Strong Growth 20 Fund, Strong Growth Fund, Strong Large Cap Core Fund, Strong Large Company Growth Fund, Strong Mid Cap Disciplined Fund, Strong Technology 100 Fund, Strong U.S. Emerging Growth Fund, Strong Value Fund and Strong Index 500 Fund (Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2004

Date of reporting period:  September 30, 2004


Item 1.   Schedule of Investments

Strong Advisor Large Company Core Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 99.3%
Aerospace - Defense 2.7%
Northrop Grumman Corporation                                       47,100        $  2,511,843

Apparel - Shoes & Related Manufacturing 2.7%
NIKE, Inc. Class B                                                 31,850           2,509,780

Auto Manufacturer 2.8%
Ford Motor Company                                                184,500           2,592,225

Auto/Truck - Original Equipment 2.7%
Eaton Corporation                                                  39,400           2,498,354

Banks - Super Regional 5.0%
Marshall & Ilsley Corporation                                      51,450           2,073,435
Wachovia Corporation                                               56,050           2,631,547
                                                                         ---------------------
                                                                                    4,704,982

Beverages - Soft Drinks 2.5%
The Pepsi Bottling Group, Inc.                                     85,050           2,309,108

Building - Construction Products/Miscellaneous 2.7%
Masco Corporation                                                  72,850           2,515,510

Building - Paint & Allied Products 3.2%
Sherwin Williams Company                                           68,700           3,020,052

Building Products - Wood 3.1%
Georgia-Pacific Corporation                                        82,000           2,947,900

Computer - IT Services 2.5%
Accenture, Ltd. Class A (b)                                        87,650           2,370,933

Computer - Local Networks 1.4%
Cisco Systems, Inc. (b)                                            73,700           1,333,970

Computer - Manufacturers 1.2%
Dell, Inc. (b)                                                     33,000           1,174,800

Finance - Consumer/Commercial Loans 5.2%
CIT Group, Inc.                                                    73,200           2,736,948
MBNA Corporation                                                   83,750           2,110,500
                                                                         ---------------------
                                                                                    4,847,448

Finance - Mortgage & Related Services 1.6%
Federal Home Loan Mortgage Corporation                             23,250           1,516,830

Food - Flour & Grain 2.4%
Archer Daniels Midland Company                                    133,300           2,263,434

Food - Meat Products 2.3%
Tyson Foods, Inc. Class A                                         132,950           2,129,859

Insurance - Diversified 2.9%
American International Group, Inc.                                  4,000             271,960
Prudential Financial, Inc.                                         51,250           2,410,800
                                                                         ---------------------
                                                                                    2,682,760

Insurance - Life 2.3%
MetLife, Inc.                                                      55,150           2,131,548

Insurance - Property/Casualty/Title 2.5%
The Allstate Corporation                                           49,700           2,385,103

Leisure - Services 2.5%
Cendant Corporation                                               109,500           2,365,200

Media - Radio/TV 2.3%
The Walt Disney Company                                            95,000           2,142,250

Medical - Health Maintenance Organizations 6.5%
Aetna, Inc.                                                        30,900           3,087,837
UnitedHealth Group, Inc.                                           41,350           3,049,149
                                                                         ---------------------
                                                                                    6,136,986

Medical - Products 2.5%
Alcon, Inc.                                                        29,800           2,389,960

Medical/Dental - Supplies 3.0%
Becton, Dickinson & Company                                        54,400           2,812,480

Oil & Gas - International Integrated 5.1%
ConocoPhillips                                                     31,050           2,572,492
Exxon Mobil Corporation                                            46,248           2,235,166
                                                                         ---------------------
                                                                                    4,807,658

Oil & Gas - Machinery/Equipment 2.4%
Baker Hughes, Inc.                                                 52,250           2,284,370

Oil & Gas - United States Exploration & Production
4.2%
Burlington Resources, Inc.                                         66,200           2,700,960
Devon Energy Corporation                                           18,000           1,278,180
                                                                         ---------------------
                                                                                    3,979,140

Oil & Gas - United States Integrated 3.3%
Marathon Oil Corporation                                           74,700           3,083,616

Retail - Department Stores 2.2%
Federated Department Stores, Inc.                                  45,950           2,087,508

Retail - Restaurants 2.5%
McDonald's Corporation                                             84,800           2,376,944

Retail/Wholesale - Building Products 2.6%
The Home Depot, Inc.                                               63,300           2,481,360

Telecommunications - Wireless Equipment 5.6%
Motorola, Inc.                                                    146,850           2,649,174
Telefonaktiebolaget LM Ericsson Sponsored ADR (b)                  84,750           2,647,590
                                                                         ---------------------
                                                                                    5,296,764

Utility - Electric Power 2.9%
Edison International                                              101,900           2,701,369
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $87,046,148)                                             93,392,044
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 0.6%
Repurchase Agreements
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $516,612);
Collateralized by: United States Government & Agency
Issues                                                        $   516,600             516,600
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $516,600)                                          516,600
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $87,562,748)                                 93,908,644
99.9%
Other Assets and Liabilities, Net 0.1%                                                131,200
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                           $      94,039,844
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Advisor Mid Cap Growth Fund
September 30, 2004 (Unaudited)

                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 98.1%
Apparel - Clothing Manufacturing 3.3%
Coach, Inc. (b)                                                    37,000        $  1,569,540
Guess?, Inc. (b)                                                    8,000             142,480
The Warnaco Group, Inc. (b)                                        15,000             333,450
                                                                         ---------------------
                                                                                    2,045,470

Auto/Truck - Original Equipment 1.5%
Eaton Corporation                                                  14,000             887,740

Banks - West/Southwest 1.2%
Nara Bancorp, Inc.                                                 14,000             282,100
Placer Sierra Bancshares (b)                                       21,500             451,500
                                                                         ---------------------
                                                                                      733,600

Beverages - Soft Drinks 1.5%
Cott Corporation (b)                                               32,000             922,880

Chemicals - Specialty 0.4%
Airgas, Inc.                                                       11,000             264,770

Commercial Services - Miscellaneous 0.1%
Cogent, Inc. (b)                                                    2,600              47,372

Computer - IT Services 2.0%
Cognizant Technology Solutions Corporation Class A
(b)                                                                39,000           1,189,890

Computer - Local Networks 1.2%
Juniper Networks, Inc. (b)                                         30,000             708,000

Computer - Manufacturers 1.6%
Apple Computer, Inc. (b)                                           25,000             968,750

Computer - Peripheral Equipment 2.0%
Zebra Technologies Corporation (b)                                 20,250           1,235,453

Computer Software - Desktop 0.8%
Adobe Systems, Inc.                                                10,000             494,700

Computer Software - Medical 0.4%
eResearch Technology, Inc. (b)                                     18,500             246,605

Computer Software - Security 1.2%
Symantec Corporation (b)                                           13,000             713,440

Diversified Operations 0.5%
Textron, Inc.                                                       5,000             321,350

Electronics - Military Systems 0.9%
L-3 Communications Corporation                                      8,000             536,000

Electronics - Scientific Measuring 2.8%
PerkinElmer, Inc.                                                  55,600             957,432
Waters Corporation (b)                                             17,000             749,700
                                                                         ---------------------
                                                                                    1,707,132

Electronics - Semiconductor Manufacturing 1.7%
Marvell Technology Group, Ltd. (b)                                 40,000           1,045,200

Energy - Other 3.1%
Arch Coal, Inc.                                                    22,400             794,976
CONSOL Energy, Inc.                                                18,000             628,020
Massey Energy Company                                              16,000             462,880
                                                                         ---------------------
                                                                                    1,885,876

Finance - Consumer/Commercial Loans 2.8%
AmeriCredit Corporation (b)                                        59,000           1,231,920
Providian Financial Corporation (b)                                30,000             466,200
                                                                         ---------------------
                                                                                    1,698,120

Finance - Investment Brokers 2.0%
Chicago Mercantile Exchange Holdings, Inc.                          6,000             967,800
Legg Mason, Inc.                                                    4,500             239,715
                                                                         ---------------------
                                                                                    1,207,515

Finance - Mortgage & Related Services 4.4%
Doral Financial Corporation                                        45,000           1,866,150
IndyMac Bancorp, Inc.                                              21,000             760,200
                                                                         ---------------------
                                                                                    2,626,350

Finance - Savings & Loan 1.9%
Commercial Capital Bancorp, Inc.                                   13,000             294,970
Westcorp                                                           20,000             850,400
                                                                         ---------------------
                                                                                    1,145,370

Financial Services - Miscellaneous 5.0%
Alliance Data Systems Corporation (b)                              33,000           1,338,480
Euronet Services, Inc. (b)                                         11,000             205,920
First Marblehead Corporation (b)                                   17,000             788,800
Jackson Hewitt Tax Service, Inc.                                   36,500             738,395
                                                                         ---------------------
                                                                                    3,071,595

Household - Consumer Electronics 1.6%
Harman International Industries, Inc.                               9,200             991,300

Insurance - Diversified 0.0%
Primus Guaranty, Ltd. (b)                                             300               4,050

Internet - Content 2.6%
Ask Jeeves, Inc. (b)                                               22,000             719,620
InfoSpace, Inc. (b)                                                18,000             853,020
                                                                         ---------------------
                                                                                    1,572,640

Internet - Network Security/Solutions 1.6%
Digital River, Inc. (b)                                            32,000             952,960

Leisure - Gaming/Equipment 2.4%
Station Casinos, Inc.                                              30,000           1,471,200

Leisure - Hotels & Motels 1.0%
Marriott International, Inc. Class A                               12,000             623,520

Machinery - Construction/Mining 1.1%
Joy Global, Inc.                                                   19,000             653,220

Machinery - General Industrial 1.7%
IDEX Corporation                                                   19,500             662,220
Pentair, Inc.                                                      11,000             384,010
                                                                         ---------------------
                                                                                    1,046,230

Media - Radio/TV 0.8%
Central European Media Enterprises, Ltd. Class A (b)               17,000             482,120

Medical - Ethical Drugs 0.4%
Salix Pharmaceuticals, Ltd. (b)                                    12,000             258,240

Medical - Health Maintenance Organizations 5.2%
Aetna, Inc.                                                         8,000             799,440
Coventry Health Care, Inc. (b)                                     13,000             693,810
Molina Healthcare, Inc. (b)                                         9,000             319,500
Sierra Health Services, Inc. (b)                                   29,000           1,389,970
                                                                         ---------------------
                                                                                    3,202,720

Medical - Products 1.7%
C.R. Bard, Inc.                                                     6,000             339,780
Mentor Corporation                                                 14,000             471,520
Zimmer Holdings, Inc. (b)                                           2,500             197,600
                                                                         ---------------------
                                                                                    1,008,900

Medical/Dental - Services 4.8%
Covance, Inc. (b)                                                  16,000             639,520
Inveresk Research Group, Inc. (b)                                  32,500           1,198,925
Pharmaceutical Product Development, Inc. (b)                       14,000             504,000
Quest Diagnostics, Inc.                                             6,000             529,320
                                                                         ---------------------
                                                                                    2,871,765

Medical/Dental - Supplies 0.9%
Kinetic Concepts, Inc. (b)                                         10,100             530,755

Oil & Gas - Drilling 1.0%
Precision Drilling Corporation (b)                                 10,300             592,250

Oil & Gas - Field Services 0.9%
BJ Services Company                                                11,000             576,510

Oil & Gas - Machinery/Equipment 2.1%
Input/Output, Inc. (b)                                             42,400             437,144
Smith International, Inc. (b)                                      14,100             856,293
                                                                         ---------------------
                                                                                    1,293,437

Oil & Gas - United States Exploration & Production
7.2%
ATP Oil & Gas Corporation (b)                                      20,000             243,600
EOG Resources, Inc.                                                12,000             790,200
Ultra Petroleum Corporation (b)                                    46,000           2,256,300
XTO Energy, Inc.                                                   32,957           1,070,443
                                                                         ---------------------
                                                                                    4,360,543

Real Estate Operations 1.6%
The St. Joe Company                                                20,000             955,400

Retail - Clothing/Shoes 1.9%
American Eagle Outfitters, Inc.                                     8,000             294,800
The Children's Place Retail Stores, Inc. (b)                        7,000             167,370
Urban Outfitters, Inc. (b)                                         20,000             688,000
                                                                         ---------------------
                                                                                    1,150,170

Retail - Miscellaneous 1.9%
Michaels Stores, Inc.                                              14,000             828,940
PETsMART, Inc.                                                     11,000             312,290
                                                                         ---------------------
                                                                                    1,141,230

Retail - Restaurants 2.8%
Starbucks Corporation (b)                                          37,000           1,682,020

Retail/Wholesale - Building Products 1.6%
Fastenal Company                                                    6,000             345,600
Hughes Supply, Inc.                                                20,000             601,400
                                                                         ---------------------
                                                                                      947,000

Retail/Wholesale - Computer/Cellular 0.5%
Navarre Corporation (b)                                            21,000             304,290

Retail/Wholesale - Office Supplies 0.8%
Staples, Inc.                                                      17,000             506,940

Telecommunications - Equipment 1.1%
Dycom, Industries, Inc. (b)                                        24,000             681,360

Telecommunications - Wireless Equipment 1.7%
Research in Motion, Ltd. (b)                                       10,000             763,400
Trimble Navigation, Ltd. (b)                                        8,000             252,800
                                                                         ---------------------
                                                                                    1,016,200

Telecommunications - Wireless Services 3.5%
Mobile Telesystems Sponsored ADR                                    4,000             579,960
NII Holdings, Inc. Class B (b)                                      9,000             370,890
Nextel Partners, Inc. (b)                                          39,000             646,620
Western Wireless Corporation Class A (b)                           20,000             514,200
                                                                         ---------------------
                                                                                    2,111,670

Transportation - Truck 0.6%
Forward Air Corporation (b)                                         9,000             360,180

Trucks & Parts - Heavy Duty 0.8%
Cummins, Inc.                                                       7,000             517,230
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $47,374,701)                                             59,569,228
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 1.0%
Repurchase Agreements
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $589,614);
Collateralized by: United States Government & Agency
Issues                                                        $   589,600             589,600
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $589,600)                                          589,600
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $47,964,301)                                 60,158,828
99.1%
Other Assets and Liabilities, Net 0.9%                                                541,378
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                           $      60,700,206
==============================================================================================

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Advisor Small Cap Value Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 94.7%
Aerospace - Defense Equipment 0.2%
Evans & Sutherland Computer Corporation (b) (f)                   988,153        $  5,286,618

Auto/Truck - Original Equipment 0.5%
Dura Automotive Systems, Inc. (b)                                 848,100           6,013,029
Tower Automotive, Inc. (b)                                      1,803,700           3,769,733
                                                                         ---------------------
                                                                                    9,782,762

Auto/Truck - Replacement Parts 0.4%
LKQ Corporation (b)                                               430,855           7,871,721

Banks - Southeast 0.7%
The Colonial BancGroup, Inc.                                      325,100           6,648,295
Hibernia Corporation Class A                                      310,260           8,193,967
                                                                         ---------------------
                                                                                   14,842,262

Building - Air Conditioning & Heating Products 0.5%
York International Corporation                                    303,800           9,597,042

Building - Cement/Concrete/Aggregate 0.2%
U.S. Concrete, Inc. (b)                                           767,675           4,744,232

Building - Construction Products/Miscellaneous 0.7%
Royal Group Technologies, Ltd. (b)                              1,480,500          12,909,960

Building - Heavy Construction 2.9%
Chicago Bridge & Iron Company NV                                1,908,700          57,241,913

Building - Maintenance & Services 0.4%
ABM Industries, Inc.                                              351,110           7,074,866

Building - Paint & Allied Products 0.7%
H.B. Fuller Company (c)                                           505,000          13,837,000

Chemicals - Basic 0.1%
FMC Corporation (b) (c)                                            27,500           1,335,675

Chemicals - Fertilizers 0.0%
Agrium, Inc.                                                        1,000              17,760

Chemicals - Plastics 2.3%
Intertape Polymer Group, Inc. (b) (f)                           2,704,800          20,664,672
Intertape Polymer Group, Inc. (Acquired 9/05/03;
Cost $680,073) (CAD) (b) (d) (e)                                   93,000             719,924
PolyOne Corporation (b)                                         3,212,600          24,158,752
                                                                         ---------------------
                                                                                   45,543,348

Chemicals - Specialty 1.8%
OM Group, Inc. (b)                                                956,300          34,962,328

Commercial Services - Advertising 1.3%
R.H. Donnelley Corporation (b)                                    522,900          25,810,344

Commercial Services - Consulting 1.4%
Navigant Consulting, Inc. (b)                                   1,259,770          27,664,549

Commercial Services - Healthcare 0.5%
Healthcare Services Group, Inc.                                   588,850          10,575,746

Commercial Services - Miscellaneous 0.2%
Providence Service Corporation (b)                                229,469           4,444,815

Commercial Services - Security/Safety 2.2%
Armor Holdings, Inc. (b)                                          239,700           9,973,917
DHB Industries, Inc. (b) (c)                                       75,000           1,065,000
The GEO Group, Inc. (b) (f)                                       974,010          19,918,504
OSI Systems, Inc. (b)                                             764,050          12,301,205
                                                                         ---------------------
                                                                                   43,258,626

Commercial Services - Staffing 2.3%
CDI Corporation                                                   387,545           7,944,672
Cross Country Healthcare, Inc. (b)                                425,100           6,589,050
Kforce.com, Inc. (b) (f)                                        1,947,760          16,322,229
MPS Group, Inc. (b)                                             1,677,315          14,106,219
                                                                         ---------------------
                                                                                   44,962,170

Computer - Data Storage 0.1%
Iomega Corporation                                                236,210           1,098,376

Computer - Manufacturers 0.3%
Cray, Inc. (b)                                                  1,396,800           4,930,704

Computer Software - Enterprise 2.1%
JDA Software Group, Inc. (b)                                    1,178,000          12,745,960
Lightbridge, Inc. (b) (f)                                       2,365,100          11,399,782
TIBCO Software, Inc. (b)                                        1,917,100          16,314,521
                                                                         ---------------------
                                                                                   40,460,263

Computer Software - Medical 1.5%
IDX Systems Corporation (b)                                       885,900          28,747,455

Containers 0.1%
Constar International, Inc. (b)                                   543,300           2,689,335

Electrical - Equipment 0.3%
Encore Wire Corporation (b)                                       380,800           5,041,792

Electronics - Contract Manufacturing 0.4%
Celestica, Inc. (b)                                               608,200           7,724,140

Electronics - Miscellaneous Components 0.7%
Coherent, Inc. (b)                                                518,300          13,444,702

Electronics - Parts Distributors 0.3%
Richardson Electronics, Ltd. (f)                                  705,700           6,781,777

Electronics - Scientific Measuring 0.4%
Newport Corporation (b)                                           608,100           6,974,907

Electronics - Semiconductor Manufacturing 1.9%
Cirrus Logic, Inc. (b)                                          2,277,400          10,863,198
Credence Systems Corporation (b)                                  938,525           6,757,380
STATS ChipPAC, Ltd. ADR (b)                                     1,461,147           8,737,659
TriQuint Semiconductor, Inc. (b)                                1,063,120           4,146,168
Zoran Corporation (b) (c)                                         401,000           6,303,720
                                                                         ---------------------
                                                                                   36,808,125

Energy - Other 0.0%
Headwaters, Inc. (b) (c)                                           11,000             339,460

Finance - Consumer/Commercial Loans 0.2%
World Acceptance Corporation (b)                                  128,600           2,989,950

Finance - Equity REIT 0.6%
American Financial Realty Trust                                   550,800           7,771,788
Government Properties Trust, Inc.                                 375,200           3,564,400
                                                                         ---------------------
                                                                                   11,336,188

Finance - Investment Brokers 0.1%
Labranche & Company, Inc. (b)                                     276,400           2,335,580

Food - Miscellaneous Preparation 1.5%
Del Monte Foods Company (b)                                     2,891,885          30,335,874

Insurance - Diversified 0.1%
Assurant, Inc.                                                     68,100           1,770,600

Insurance - Life 0.1%
Phoenix Companies, Inc.                                           234,000           2,438,280

Insurance - Property/Casualty/Title 3.4%
Argonaut Group, Inc. (b)                                          389,100           7,264,497
Bristol West Holdings, Inc.                                       559,600           9,591,544
Donegal Group, Inc. Class A                                       258,800           4,968,960
Endurance Specialty Holdings, Ltd.                                397,810          12,789,592
Mercury General Corporation                                       461,810          24,425,131
Montpelier Re Holdings, Ltd.                                      197,300           7,236,964
                                                                         ---------------------
                                                                                   66,276,688

Internet - E*Commerce 0.5%
Stamps.com, Inc. (b)                                              691,000           9,190,300

Internet - Internet Service Provider 1.6%
EarthLink, Inc. (b)                                             2,496,500          25,713,950
Net2Phone, Inc. (b)                                             2,065,295           6,650,250
                                                                         ---------------------
                                                                                   32,364,200

Leisure - Services 0.2%
Pegasus Solutions, Inc. (b)                                       295,500           3,522,360

Machinery - General Industrial 1.6%
Robbins & Myers, Inc.                                             394,100           8,670,200
UNOVA, Inc. (b)                                                 1,562,900          21,958,745
                                                                         ---------------------
                                                                                   30,628,945

Medical - Biomedical/Biotechnology 0.2%
CV Therapeutics, Inc. (b)                                         339,400           4,242,500

Medical - Generic Drugs 0.6%
Andrx Corporation (b)                                             551,800          12,338,248

Medical - Nursing Homes 2.3%
Beverly Enterprises, Inc. (b)                                   3,835,100          29,031,707
Manor Care, Inc.                                                  567,200          16,993,312
                                                                         ---------------------
                                                                                   46,025,019

Medical - Outpatient/Home Care 0.7%
Gentiva Health Services, Inc. (b)                                 831,100          13,605,107

Medical - Products 1.5%
Allied Healthcare Products, Inc. (b) (f)                          948,940           6,557,175
Discovery Partners International, Inc. (b) (f)                  1,921,000           9,220,800
OraSure Technologies, Inc. (b)                                  2,163,850          13,632,255
                                                                         ---------------------
                                                                                   29,410,230

Medical - Systems/Equipment 0.8%
Applera Corporation-Applied Biosystems Group                      852,200          16,081,014

Medical/Dental - Services 0.4%
Covalent Group, Inc. (b)                                          224,133             649,986
Omnicare, Inc.                                                    253,000           7,175,080
                                                                         ---------------------
                                                                                    7,825,066

Metal Ores - Gold/Silver 9.8%
Apex Silver Mines, Ltd. (b)                                     2,319,400          50,330,980
Glamis Gold, Ltd. (b)                                           3,282,500          61,481,225
Goldcorp, Inc.                                                  1,978,400          27,420,624
Harmony Gold Mining Company, Ltd. Sponsored ADR                 2,230,900          30,384,858
Meridian Gold, Inc. (b) (c)                                     1,429,500          23,901,240
                                                                         ---------------------
                                                                                  193,518,927

Metal Processing & Fabrication 0.1%
Webco Industries, Inc. (b) (f)                                    446,260           1,999,245

Mining - Gems 0.1%
Quadra Mining, Ltd. (CAD) (b) (e)                                 550,400           2,335,533

Oil & Gas - Drilling 3.9%
Grey Wolf, Inc. (b)                                             1,934,600           9,460,194
Helmerich & Payne, Inc.                                           623,980          17,901,986
Parker Drilling Company (b)                                     1,420,000           5,211,400
Pride International, Inc. (b)                                   1,284,300          25,416,297
Transocean, Inc. (b)                                              538,000          19,249,640
                                                                         ---------------------
                                                                                   77,239,517

Oil & Gas - Field Services 8.2%
BJ Services Company (c)                                           249,200          13,060,572
Global Industries, Ltd. (b)                                     4,881,700          30,168,906
Key Energy Services, Inc. (b)                                   2,163,400          23,905,570
Layne Christensen Company (b) (f)                               1,477,400          22,264,418
Matrix Service Company (b) (f)                                  1,526,834           7,817,390
Newpark Resources, Inc. (b)                                     3,197,260          19,183,560
Oceaneering International, Inc. (b)                               732,160          26,972,774
Petroleum Helicopters, Inc. (b)                                   120,374           2,720,452
Petroleum Helicopters, Inc. (non-voting) (b) (f)                  179,477           3,883,882
Willbros Group, Inc. (b)                                          826,500          12,323,115
                                                                         ---------------------
                                                                                  162,300,639

Oil & Gas - Machinery/Equipment 1.1%
Input/Output, Inc. (b)                                            956,190           9,858,319
Smith International, Inc. (b) (c)                                 186,400          11,320,072
                                                                         ---------------------
                                                                                   21,178,391

Oil & Gas - United States Exploration & Production
11.9%
Forest Oil Corporation (b) (c)                                  1,901,100          57,261,132
McMoRan Exploration Company (b) (f)                             1,017,300          13,255,419
Newfield Exploration Company (b)                                  233,300          14,287,292
Noble Energy, Inc.                                                480,600          27,990,144
PetroQuest Energy, Inc. (b)                                       613,200           3,182,508
Pioneer Natural Resources Company (c)                             514,100          17,726,168
Range Resources Corporation (c) (f)                             4,263,600          74,570,364
Remington Oil & Gas Corporation (b)                               437,300          11,479,125
Stone Energy Corporation (b)                                      307,300          13,447,448
                                                                         ---------------------
                                                                                  233,199,600

Paper & Paper Products 2.1%
Chesapeake Corporation                                            521,880          12,535,558
Wausau-Mosinee Paper Corporation                                1,692,700          28,183,455
                                                                         ---------------------
                                                                                   40,719,013

Pollution Control - Services 1.0%
Calgon Carbon Corporation (f)                                   2,674,500          19,309,890

Retail - Clothing/Shoes 1.4%
Foot Locker, Inc.                                                 430,400          10,200,480
Payless ShoeSource, Inc. (b) (c)                                  335,500           3,398,615
Too, Inc. (b)                                                     734,400          13,270,608
                                                                         ---------------------
                                                                                   26,869,703

Retail - Consumer Electronics 0.4%
Circuit City Stores, Inc.                                         501,700           7,696,078

Retail - Major Discount Chains 0.3%
Shopko Stores, Inc. (b)                                           364,780           6,350,820

Retail - Miscellaneous 0.6%
Barbeques Galore, Ltd. Sponsored ADR (f)                          449,968           3,374,760
Sharper Image Corporation (b)                                     428,700           9,195,615
                                                                         ---------------------
                                                                                   12,570,375

Steel - Producers 4.9%
IPSCO, Inc.                                                       817,900          22,942,095
Roanoke Electric Steel Corporation                                525,200           7,520,864
Steel Dynamics, Inc.                                              893,010          34,488,046
United States Steel Corporation (c)                               847,400          31,879,188
                                                                         ---------------------
                                                                                   96,830,193

Steel - Specialty Alloys 2.2%
Carpenter Technology Corporation                                  236,650          11,297,671
GrafTech International, Ltd. (b) (c)                            2,252,600          31,423,770
                                                                         ---------------------
                                                                                   42,721,441

Telecommunications - Equipment 0.2%
ADC Telecommunications, Inc. (b)                                2,302,600           4,167,706

Telecommunications - Services 0.5%
Cincinnati Bell, Inc. (b)                                       2,749,600           9,596,104

Transportation - Airline 1.3%
Linea Aerea Nacional Chile SA Sponsored ADR                     1,075,900          26,026,021

Transportation - Services 0.1%
EGL, Inc. (b)                                                      91,760           2,776,658

Transportation - Truck 0.8%
Covenant Transport, Inc. Class A (b) (f)                          815,500          15,755,460
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $1,305,694,503)                                       1,862,682,236
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 5.3%
Repurchase Agreements
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $101,405,211); Collateralized
by: United States Government & Agency Issues                $ 101,400,000         101,400,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $2,823,067);
Collateralized by: United States Government & Agency
Issues                                                          2,823,000           2,823,000
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $104,223,000)                                  104,223,000
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost                                           1,966,905,236
$1,409,917,503) 100.0%
Other Assets & Liabilities 0.0%                                                       679,449
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                              $1,967,584,685
==============================================================================================

WRITTEN CALL OPTIONS DETAIL
-------------------------------------------------------------------------------
                                                  Contracts (100
                                                    shares per
                                                    contract)           Value
-------------------------------------------------------------------------------
BJ Services Company
 (Strike Price is $50.00. Expiration date is
10/15/04. Premium received is $9,600.)                   50        $   (14,000)
 (Strike Price is $55.00. Expiration date is
11/19/04. Premium received is $12,400.)                 100            (12,250)
DHB Industries, Inc.
 (Strike Price is $10.00. Expiration date is
10/15/04. Premium received is $63,793.)                 350           (147,000)
 (Strike Price is $12.50. Expiration date is
10/15/04. Premium received is $50,799.)                 400            (74,000)
FMC Corporation
 (Strike Price is $45.00. Expiration date is
10/15/04. Premium received is $92,673.)                 275           (101,750)
Forest Oil Corporation
 (Strike Price is $25.00. Expiration date is
11/19/04. Premium received is $33,699.)                 100            (53,500)
GrafTech International, Ltd.
 (Strike Price is $12.50. Expiration date is
12/17/04. Premium received is $22,399.)                 200            (42,000)
H.B. Fuller Company
 (Strike Price is $25.00. Expiration date is
2/18/05. Premium received is $18,349.)                   50            (16,500)
Headwaters, Inc.
 (Strike Price is $30.00. Expiration date is
11/19/04. Premium received is $12,700.)                 100            (22,000)
Meridian Gold, Inc.
 (Strike Price is $12.50. Expiration date is
10/15/04. Premium received is $25,399.)                 200            (86,000)
Payless ShoeSource, Inc.
 (Strike Price is $12.50. Expiration date is
12/17/04. Premium received is $11,700.)                 100             (1,750)
Pioneer Natural Resources Company
 (Strike Price is $35.00. Expiration date is
12/17/04. Premium received is $16,200.)                 100            (15,250)
Range Resources Corporation
 (Strike Price is $15.00. Expiration date is
12/17/04. Premium received is $45,499.)                 250            (71,250)
Smith International, Inc.
 (Strike Price is $60.00. Expiration date is
10/15/04. Premium received is $16,549.)                 100            (17,250)
United States Steel Corporation
 (Strike Price is $40.00. Expiration date is
10/15/04. Premium received is $21,199.)                 100             (4,000)
Zoran Corporation
 (Strike Price is $15.00. Expiration date is
10/15/04. Premium received is $8,600.)                   50             (5,625)
 (Strike Price is $17.50. Expiration date is
10/15/04. Premium received is $14,550.)                 150             (1,125)
                                                   ----------------------------
                                                      2,675       $   (685,250)
                                                   ============================


CURRENCY ABBREVIATIONS
-------------------------------------------------------------------------------
CAD -- Canadian Dollars

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or a portion of this security is held in conjunction with open written options contracts.
(d) Restricted and Illiquid security.
(e) Security trades in foreign currency and is converted to U.S. dollars daily using current exchange rates.
(f) Affiliated issuer.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Advisor Utilities and Energy Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 95.6%
Chemicals - Specialty 3.1%
Ashland, Inc.                                                       4,500         $   252,360

Diversified Operations 2.9%
MDU Resources Group, Inc.                                           9,000             236,970

Oil & Gas - Canadian Integrated 2.3%
Suncor Energy, Inc.                                                 6,000             192,060

Oil & Gas - Drilling 3.8%
Nabors Industries, Ltd. (b)                                         4,200             198,870
Noble Corporation (b)                                               2,600             116,870
                                                                         ---------------------
                                                                                      315,740

Oil & Gas - Field Services 2.7%
Schlumberger, Ltd.                                                  3,300             222,123

Oil & Gas - International Integrated 9.8%
BP PLC Sponsored ADR                                                5,500             316,415
ConocoPhillips                                                      3,500             289,975
Exxon Mobil Corporation                                             1,500              72,495
Royal Dutch Petroleum Company - New York Shares                     2,600             134,160
                                                                         ---------------------
                                                                                      813,045

Oil & Gas - United States Exploration & Production
5.6%
Anadarko Petroleum Corporation                                      3,400             225,624
Devon Energy Corporation                                            1,000              71,010
Occidental Petroleum Corporation                                    3,000             167,790
                                                                         ---------------------
                                                                                      464,424

Telecommunications - Services 1.5%
SBC Communications, Inc.                                            1,000              25,950
Verizon Communications, Inc.                                        2,500              98,450
                                                                         ---------------------
                                                                                      124,400

Telecommunications - Services Foreign 2.6%
BCE, Inc.                                                          10,000             216,500

Telecommunications - Wireless Services 0.6%
Vodafone Group PLC Sponsored ADR                                    2,000              48,220

Utility - Electric Power 38.3%
The AES Corporation (b)                                             4,000              39,960
Calpine Corporation (b)                                            60,000             174,000
Constellation Energy Group, Inc.                                   17,000             677,280
Dominion Resources, Inc.                                            1,700             110,925
Duke Energy Corporation                                            13,000             297,570
Exelon Corporation                                                 12,000             440,280
FPL Group, Inc.                                                     4,000             273,280
Great Plains Energy, Inc.                                           9,000             262,350
PPL Corporation                                                     2,300             108,514
Public Service Enterprise Group, Inc.                               2,000              85,200
TXU Corporation                                                     8,000             383,360
Wisconsin Energy Corporation                                       10,000             319,000
                                                                         ---------------------
                                                                                    3,171,719

Utility - Gas Distribution 22.4%
Energen Corporation                                                 3,500             180,425
ONEOK, Inc.                                                        24,500             637,490
Sempra Energy                                                      10,000             361,900
South Jersey Industries, Inc.                                       2,000              95,500
Southern Union Company (b)                                         16,000             328,000
Southwest Gas Corporation                                           7,500             179,625
UGI Corporation                                                     2,000              74,520
                                                                         ---------------------
                                                                                    1,857,460
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $6,628,861)                                               7,915,021
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 5.0%
Repurchase Agreements
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $412,810);
Collateralized by: United States Government & Agency
Issues                                                        $   412,800             412,800
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $412,800)                                          412,800
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $7,041,661)                                   8,327,821
100.6%
Other Assets and Liabilities, Net (0.6%)                                              (50,494)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                          $        8,277,327
==============================================================================================

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Dow 30 Value Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 95.1%
Aerospace - Defense 6.3%
The Boeing Company                                                 86,200        $  4,449,644

Auto Manufacturer 4.0%
General Motors Corporation                                         66,200           2,812,176

Banks - Money Center 12.8%
Citigroup, Inc.                                                    95,500           4,213,460
J.P. Morgan Chase & Company                                       123,600           4,910,628
                                                                         ---------------------
                                                                                    9,124,088

Beverages - Soft Drinks 1.5%
The Coca-Cola Company                                              26,000           1,041,300

Computer - IT Services 5.0%
International Business Machines Corporation                        41,200           3,532,488

Computer - Manufacturers 0.7%
Hewlett-Packard Company                                            26,200             491,250

Computer Software - Desktop 3.0%
Microsoft Corporation                                              76,200           2,106,930

Cosmetics - Personal Care 4.3%
The Procter & Gamble Company                                       56,200           3,041,544

Diversified Operations 17.4%
3M Co.                                                             46,200           3,694,614
E.I. Du Pont de Nemours & Company (b)                              26,200           1,121,360
General Electric Company                                           26,200             879,796
Honeywell International, Inc.                                      76,200           2,732,532
United Technologies Corporation                                    42,200           3,940,636
                                                                         ---------------------
                                                                                   12,368,938

Electronics - Semiconductor Manufacturing 0.7%
Intel Corporation                                                  26,000             521,560

Financial Services - Miscellaneous 1.9%
American Express Company                                           26,000           1,337,960

Insurance - Diversified 2.5%
American International Group, Inc.                                 26,200           1,781,338

Machinery - Construction/Mining 2.9%
Caterpillar, Inc.                                                  26,000           2,091,700

Media - Radio/TV 0.8%
The Walt Disney Company (b)                                        26,000             586,300

Medical - Drug/Diversified 2.1%
Johnson & Johnson                                                  26,200           1,475,846

Medical - Ethical Drugs 5.6%
Merck & Company, Inc.                                              96,200           3,174,600
Pfizer, Inc.                                                       26,000             795,600
                                                                         ---------------------
                                                                                    3,970,200

Metal Ores - Miscellaneous 4.8%
Alcoa, Inc.                                                       100,400           3,372,436

Oil & Gas - International Integrated 10.3%
Exxon Mobil Corporation                                           152,000           7,346,160

Retail - Major Discount Chains 2.0%
Wal-Mart Stores, Inc.                                              26,200           1,393,840

Retail - Restaurants 1.0%
McDonald's Corporation                                             26,000             728,780

Retail/Wholesale - Building Products 1.4%
The Home Depot, Inc.                                               26,000           1,019,200

Telecommunications - Services 2.4%
SBC Communications, Inc.                                           26,200             679,890
Verizon Communications, Inc.                                       26,200           1,031,756
                                                                         ---------------------
                                                                                    1,711,646

Tobacco 1.7%
Altria Group, Inc.                                                 26,000           1,223,040
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $59,167,032)                                             67,528,364
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 5.3%
Collateral Received for Securities Lending 0.4%
Navigator Prime Portfolio                                         319,275             319,275

Repurchase Agreements 4.9%
ABN AMRO Inc (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $1,400,072); Collateralized
by:  United States Government & Agency Issues                $  1,400,000           1,400,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $2,066,449);
Collateralized by:  United States Government &
Agency Issues                                                   2,066,400           2,066,400
                                                                         ---------------------
Total Repurchase Agreements
                                                                                    3,466,400
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $3,785,675)                                      3,785,675
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $62,952,707)                                 71,314,039
100.4%
Other Assets and Liabilities, Net (0.4%)                                             (280,913)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                           $      71,033,126
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) All or a portion of security is on loan.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Enterprise Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 99.2%
Apparel - Clothing Manufacturing 0.8%
Coach, Inc. (b)                                                    48,720        $  2,066,702

Auto/Truck - Original Equipment 1.5%
Eaton Corporation                                                  59,240           3,756,408

Banks - Northeast 2.2%
North Fork Bancorporation, Inc. (c)                               126,900           5,640,705

Beverages - Alcoholic 1.0%
Constellation Brands, Inc. Class A (b)                             65,500           2,492,930

Chemicals - Basic 1.3%
Lyondell Petrochemical Company (c)                                153,400           3,445,364

Commercial Services - Market Research 1.8%
Corporate Executive Board Company                                  74,030           4,533,597

Computer - Local Networks 1.6%
Juniper Networks, Inc. (b)                                        172,290           4,066,044

Computer - Manufacturers 0.8%
Apple Computer, Inc. (b)                                           52,670           2,040,963

Computer Software - Education/Entertainment 1.1%
Take-Two Interactive Software, Inc. (b)                            90,200           2,963,070

Computer Software - Enterprise 4.2%
Altiris, Inc. (b) (c)                                              69,400           2,196,510
Cognos, Inc. (b)                                                   96,800           3,438,336
TIBCO Software, Inc. (b) (c)                                      623,896           5,309,355
                                                                         ---------------------
                                                                                   10,944,201

Computer Software - Financial 0.5%
DST Systems, Inc. (b)                                              28,400           1,262,948

Computer Software - Security 2.5%
Check Point Software Technologies, Ltd. (b)                       134,015           2,274,235
McAfee, Inc. (b)                                                   75,100           1,509,510
Symantec Corporation (b)                                           50,100           2,749,488
                                                                         ---------------------
                                                                                    6,533,233

Electronics - Contract Manufacturing 1.0%
Sanmina-SCI Corporation (b)                                       356,920           2,516,286

Electronics - Semiconductor Manufacturing 6.5%
Advanced Micro Devices, Inc. (b) (c)                              216,200           2,810,600
Cree, Inc. (b) (c)                                                 97,300           2,970,569
Linear Technology Corporation                                      50,040           1,813,450
Marvell Technology Group, Ltd. (b)                                198,300           5,181,579
National Semiconductor Corporation (b)                            169,500           2,625,555
SanDisk Corporation (b) (c)                                        45,900           1,336,608
                                                                         ---------------------
                                                                                   16,738,361

Finance - Investment Management 0.7%
T. Rowe Price Group, Inc.                                          37,000           1,884,780

Finance - Mortgage & Related Services 0.8%
Countrywide Financial Corporation                                  50,200           1,977,378

Household - Consumer Electronics 2.1%
Harman International Industries, Inc.                              49,890           5,375,647

Insurance - Property/Casualty/Title 0.6%
Endurance Specialty Holdings, Ltd. (c)                             47,737           1,534,745

Internet - Content 1.6%
Monster Worldwide, Inc. (b)                                       107,700           2,653,728
SINA Corp (b) (c)                                                  59,100           1,506,459
                                                                         ---------------------
                                                                                    4,160,187

Internet - E*Commerce 6.3%
Ameritrade Holding Corporation (b)                                384,200           4,614,242
Getty Images, Inc. (b) (c)                                         72,600           4,014,780
Priceline.com, Inc. (b) (c)                                       255,400           5,662,218
ValueClick, Inc. (b) (c)                                          224,800           2,122,112
                                                                         ---------------------
                                                                                   16,413,352

Internet - Network Security/Solutions 2.2%
Akamai Technologies, Inc. (b) (c)                                 213,700           3,002,485
Equinix, Inc. (b) (c)                                              88,300           2,716,991
                                                                         ---------------------
                                                                                    5,719,476

Leisure - Services 3.6%
Royal Caribbean Cruises, Ltd. (c)                                 210,400           9,173,440

Leisure - Toys/Games/Hobby 1.1%
Marvel Enterprises, Inc. (b) (c)                                  191,757           2,791,982

Media - Cable TV 1.3%
EchoStar Communications Corporation Class A (b)                   106,700           3,320,504

Medical - Biomedical/Biotechnology 5.4%
Digene Corporation (b)                                            158,649           4,118,528
Genzyme Corporation (b)                                            76,255           4,149,035
Protein Design Labs, Inc. (b)                                     126,700           2,480,786
Sepracor, Inc. (b) (c)                                             67,200           3,278,016
                                                                         ---------------------
                                                                                   14,026,365

Medical - Ethical Drugs 1.0%
Medicis Pharmaceutical Corporation Class A (c)                     67,250           2,625,440

Medical - Generic Drugs 0.9%
Teva Pharmaceutical Industries, Ltd. ADR                           91,100           2,364,045

Medical - Health Maintenance Organizations 1.0%
Anthem, Inc. (b)                                                   29,305           2,556,861

Medical - Hospitals 1.8%
Community Health Systems, Inc. (b)                                179,350           4,785,058

Medical - Products 3.2%
American Medical Systems Holdings, Inc. (b) (c)                   154,800           5,614,596
Zimmer Holdings, Inc. (b)                                          32,465           2,566,034
                                                                         ---------------------
                                                                                    8,180,630

Medical - Systems/Equipment 2.7%
Fisher Scientific International, Inc. (b)                          63,670           3,713,871
Varian Medical Systems, Inc. (b)                                   97,930           3,385,440
                                                                         ---------------------
                                                                                    7,099,311

Medical/Dental - Services 1.3%
Quest Diagnostics, Inc.                                            39,100           3,449,402

Medical/Dental - Supplies 1.3%
Dentsply International, Inc.                                       63,870           3,317,408

Metal Ores - Gold/Silver 2.4%
Placer Dome, Inc.                                                 317,490           6,311,701

Metal Ores - Miscellaneous 2.6%
Phelps Dodge Corporation (c)                                       71,700           6,598,551

Oil & Gas - Canadian Exploration & Production 1.4%
Canadian Natural Resources, Ltd.                                   90,100           3,588,683

Oil & Gas - Canadian Integrated 1.1%
Suncor Energy, Inc.                                                89,210           2,855,612

Oil & Gas - Drilling 2.8%
ENSCO International, Inc.                                          67,390           2,201,631
Transocean, Inc. (b)                                              138,100           4,941,218
                                                                         ---------------------
                                                                                    7,142,849

Oil & Gas - Production/Pipeline 1.7%
The Williams Companies, Inc. (c)                                  354,200           4,285,820

Oil & Gas - United States Exploration & Production
2.4%
Chesapeake Energy Corporation (c)                                 250,510           3,965,573
Devon Energy Corporation                                           31,920           2,266,639
                                                                         ---------------------
                                                                                    6,232,212

Paper & Paper Products 0.2%
Smurfit-Stone Container Corporation (b)                            23,700             459,069

Real Estate Operations 0.5%
The St. Joe Company                                                27,000           1,289,790

Retail - Clothing/Shoes 1.0%
Urban Outfitters, Inc. (b) (c)                                     77,920           2,680,448

Retail - Department Stores 1.1%
Kohl's Corporation (b)                                             59,000           2,843,210

Retail - Miscellaneous 2.2%
Michaels Stores, Inc.                                              55,700           3,297,997
PETsMART, Inc.                                                     85,062           2,414,910
                                                                         ---------------------
                                                                                    5,712,907

Retail - Restaurants 1.1%
Panera Bread Company Class A (b) (c)                               78,680           2,953,647

Retail/Wholesale - Office Supplies 1.3%
Staples, Inc.                                                     117,000           3,488,940

Telecommunications - Equipment 0.7%
ADTRAN, Inc.                                                       82,000           1,859,760

Telecommunications - Wireless Equipment 3.5%
Novatel Wireless, Inc. (b) (c)                                    115,100           2,704,850
Research in Motion, Ltd. (b)                                       84,440           6,446,150
                                                                         ---------------------
                                                                                    9,151,000

Telecommunications - Wireless Services 5.5%
Crown Castle International Corporation (b)                        299,600           4,458,048
NII Holdings, Inc. Class B (b) (c)                                130,980           5,397,686
Nextel Partners, Inc. (b) (c)                                     263,660           4,371,483
                                                                         ---------------------
                                                                                   14,227,217

Trucks & Parts - Heavy Duty 2.0%
Cummins, Inc.                                                      34,600           2,556,594
Oshkosh Truck Corporation                                          47,300           2,698,938
                                                                         ---------------------
                                                                                    5,255,532
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $219,081,736)                                           256,693,771
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 13.9%
Collateral Received for Securities Lending 13.5%
Navigator Prime Portfolio                                      34,978,087          34,978,087

Repurchase Agreements 0.4%
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $1,083,526);
Collateralized by:  United States Government &
Agency Issues                                                $  1,083,500           1,083,500
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $36,061,587)                                    36,061,587
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $255,143,323)                               292,755,358
113.1%
Other Assets and Liabilities, Net (13.1%)                                         (34,002,253)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                            $    258,753,105
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or a portion of security is on loan.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Growth 20 Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 96.2%
Aerospace - Defense 2.7%
The Boeing Company                                                 75,000        $  3,871,500

Apparel - Clothing Manufacturing 5.6%
Coach, Inc. (b)                                                   190,000           8,059,800

Banks - West/Southwest 0.7%
Placer Sierra Bancshares (b)                                       51,000           1,071,000

Computer - Peripheral Equipment 2.5%
Zebra Technologies Corporation (b)                                 60,000           3,660,600

Computer Software - Medical 0.4%
eResearch Technology, Inc. (b)                                     45,000             599,850

Computer Software - Security 2.7%
Symantec Corporation (b)                                           70,000           3,841,600

Diversified Operations 3.0%
General Electric Company                                          130,000           4,365,400

Electronics - Scientific Measuring 7.1%
Danaher Corporation                                               160,000           8,204,800
Waters Corporation (b)                                             45,000           1,984,500
                                                                         ---------------------
                                                                                   10,189,300

Electronics - Semiconductor Manufacturing 4.2%
Marvell Technology Group, Ltd. (b)                                230,000           6,009,900

Energy - Other 1.4%
Massey Energy Company                                              70,000           2,025,100

Finance - Mortgage & Related Services 6.6%
Doral Financial Corporation                                       230,000           9,538,100

Finance - Savings & Loan 2.7%
Westcorp                                                           90,000           3,826,800

Financial Services - Miscellaneous 4.2%
Alliance Data Systems Corporation (b)                              90,000           3,650,400
Jackson Hewitt Tax Service, Inc.                                  115,500           2,336,565
                                                                         ---------------------
                                                                                    5,986,965

Household - Consumer Electronics 3.4%
Harman International Industries, Inc.                              45,000           4,848,750

Insurance - Diversified 0.0%
Primus Guaranty, Ltd. (b)                                             700               9,450

Internet - Content 7.5%
Ask Jeeves, Inc. (b)                                               80,000           2,616,800
Yahoo! Inc. (b)                                                   240,000           8,138,400
                                                                         ---------------------
                                                                                   10,755,200

Internet - E*Commerce 3.8%
eBay, Inc. (b)                                                     60,000           5,516,400

Internet - Network Security/Solutions 2.3%
Digital River, Inc. (b)                                           110,000           3,275,800

Leisure - Gaming/Equipment 3.7%
Station Casinos, Inc.                                             110,000           5,394,400

Medical - Health Maintenance Organizations 5.9%
Aetna, Inc.                                                        85,000           8,494,050

Medical - Products 1.0%
Boston Scientific Corporation (b)                                  35,000           1,390,550

Oil & Gas - Field Services 3.3%
BJ Services Company                                                90,000           4,716,900

Oil & Gas - United States Exploration & Production
9.0%
Ultra Petroleum Corporation (b)                                   265,000          12,998,250

Retail - Restaurants 3.2%
Starbucks Corporation (b)                                         100,000           4,546,000

Telecommunications - Wireless Equipment 4.8%
QUALCOMM, Inc.                                                    130,000           5,075,200
Research in Motion, Ltd. (b)                                       25,000           1,908,500
                                                                         ---------------------
                                                                                    6,983,700

Transportation - Air Freight 3.3%
FedEx Corporation                                                  55,000           4,712,950

Trucks & Parts - Heavy Duty 1.2%
PACCAR, Inc.                                                       25,000           1,728,000
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $110,393,809)                                           138,416,315
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 2.7%
Repurchase Agreements
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $2,300,118); Collateralized by:
United States Government & Agency Issues                     $  2,300,000           2,300,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $1,555,337);
Collateralized by: United States Government & Agency
Issues                                                          1,555,300           1,555,300
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $3,855,300)                                      3,855,300
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $114,249,109)                               142,271,615
98.9%
Other Assets and Liabilities, Net 1.1%                                              1,652,606
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                            $    143,924,221
==============================================================================================

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Growth Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 99.2%
Aerospace - Defense 0.2%
The Boeing Company                                                 55,000        $  2,839,100

Agricultural Operations 0.3%
Monsanto Company                                                  100,000           3,642,000

Auto/Truck - Original Equipment 0.9%
Eaton Corporation                                                 195,000          12,364,950

Banks - Midwest 0.4%
TCF Financial Corporation                                         210,000           6,360,900

Banks - Super Regional 2.0%
Wells Fargo & Company                                             490,000          29,218,700

Beverages - Soft Drinks 1.3%
Cott Corporation (b)                                              630,000          18,169,200

Chemicals - Specialty 0.9%
Praxair, Inc.                                                     300,000          12,822,000

Commercial Services - Market Research 0.4%
Corporate Executive Board Company                                  82,300           5,040,052

Commercial Services - Miscellaneous 1.9%
Cogent, Inc. (b)                                                  120,000           2,186,400
Paychex, Inc.                                                     840,000          25,326,000
                                                                         ---------------------
                                                                                   27,512,400

Commercial Services - Schools 3.8%
Apollo Group, Inc. Class A (b)                                    420,001          30,815,473
Strayer Education, Inc.                                           205,000          23,577,050
                                                                         ---------------------
                                                                                   54,392,523

Computer - Data Storage 0.7%
EMC Corporation (b)                                               550,000           6,347,000
Xyratex, Ltd. (b)                                                 322,600           3,758,290
                                                                         ---------------------
                                                                                   10,105,290

Computer - IT Services 2.9%
Accenture, Ltd. Class A (b)                                       420,000          11,361,000
Affiliated Computer Services, Inc. Class A (b)                     75,000           4,175,250
Cognizant Technology Solutions Corporation Class A
(b)                                                               860,000          26,238,600
                                                                         ---------------------
                                                                                   41,774,850

Computer - Local Networks 4.5%
Cisco Systems, Inc. (b)                                         1,225,000          22,172,500
Juniper Networks, Inc. (b)                                        785,000          18,526,000
Polycom, Inc. (b)                                               1,110,000          22,000,200
QLogic Corporation (b)                                             75,000           2,220,750
                                                                         ---------------------
                                                                                   64,919,450

Computer - Manufacturers 3.4%
Dell, Inc. (b)                                                  1,375,000          48,950,000

Computer Software - Desktop 2.3%
Microsoft Corporation                                             950,000          26,267,500
NAVTEQ Corporation (b)                                            152,300           5,427,972
Red Hat, Inc. (b)                                                 100,000           1,224,000
                                                                         ---------------------
                                                                                   32,919,472

Computer Software - Education/Entertainment 1.5%
Blackboard, Inc. (b)                                               55,000             943,800
Electronic Arts, Inc. (b)                                         450,000          20,695,500
                                                                         ---------------------
                                                                                   21,639,300

Computer Software - Enterprise 2.2%
Cognos, Inc. (b)                                                  445,000          15,806,400
Mercury Interactive Corporation (b)                               335,000          11,684,800
TIBCO Software, Inc. (b)                                          400,000           3,404,000
                                                                         ---------------------
                                                                                   30,895,200

Computer Software - Medical 0.3%
Cerner Corporation (b)                                             90,000           3,893,400

Computer Software - Security 0.7%
Symantec Corporation (b)                                           55,000           3,018,400
VeriSign, Inc. (b)                                                375,000           7,455,000
                                                                         ---------------------
                                                                                   10,473,400

Cosmetics - Personal Care 2.2%
Avon Products, Inc. (c)                                           175,000           7,644,000
Kimberly-Clark Corporation                                         55,000           3,552,450
The Procter & Gamble Company                                      375,000          20,295,000
                                                                         ---------------------
                                                                                   31,491,450

Diversified Operations 2.8%
General Electric Company                                          925,000          31,061,500
Tyco International, Ltd.                                          295,000           9,044,700
                                                                         ---------------------
                                                                                   40,106,200

Electronics - Contract Manufacturing 0.4%
Flextronics International, Ltd. (b) (c)                           460,000           6,095,000

Electronics - Scientific Measuring 0.5%
PerkinElmer, Inc.                                                 400,000           6,888,000

Electronics - Semiconductor Manufacturing 4.6%
Altera Corporation (b)                                            355,000           6,947,350
Analog Devices, Inc.                                              350,000          13,573,000
Intel Corporation                                                 215,000           4,312,900
Marvell Technology Group, Ltd. (b) (c)                            195,000           5,095,350
Maxim Integrated Products, Inc. (c)                               155,000           6,554,950
Microchip Technology, Inc. (c)                                    880,000          23,619,200
SiRF Technology Holdings, Inc. (b)                                440,000           6,261,200
                                                                         ---------------------
                                                                                   66,363,950

Energy - Other 0.2%
CONSOL Energy, Inc.                                                85,000           2,965,650

Finance - Consumer/Commercial Loans 1.4%
SLM Corporation                                                   455,000          20,293,000

Finance - Investment Brokers 0.4%
Lehman Brothers Holdings, Inc.                                     75,000           5,979,000

Finance - Investment Management 0.1%
Allied Capital Corporation                                         52,600           1,282,914

Finance - Mortgage & Related Services 2.5%
Countrywide Financial Corporation                                 530,000          20,876,700
FNMA                                                              160,000          10,144,000
IndyMac Bancorp, Inc.                                             155,000           5,611,000
                                                                         ---------------------
                                                                                   36,631,700

Financial Services - Miscellaneous 4.5%
Alliance Data Systems Corporation (b)                             650,000          26,364,000
American Express Company                                          130,000           6,689,800
First Marblehead Corporation (b)                                  551,800          25,603,520
iPayment, Inc. (b)                                                145,000           5,823,200
                                                                         ---------------------
                                                                                   64,480,520

Food - Miscellaneous Preparation 0.7%
PepsiCo, Inc.                                                     215,000          10,459,750

Household - Consumer Electronics 0.5%
Harman International Industries, Inc.                              65,000           7,003,750

Insurance - Diversified 1.5%
American International Group, Inc.                                200,000          13,598,000
Primus Guaranty, Ltd. (b)                                           6,700              90,450
Prudential Financial, Inc.                                        170,000           7,996,800
                                                                         ---------------------
                                                                                   21,685,250

Insurance - Property/Casualty/Title 0.6%
RenaissanceRe Holdings, Ltd.                                      175,000           9,026,500

Internet - Content 3.0%
FindWhat.com (b)                                                  240,000           4,495,200
Google, Inc. Class A (b)                                           62,427           8,090,539
Yahoo! Inc. (b)                                                   920,000          31,197,200
                                                                         ---------------------
                                                                                   43,782,939

Internet - E*Commerce 3.4%
Amazon.com, Inc. (b)                                              180,000           7,354,800
eBay, Inc. (b)                                                    450,000          41,373,000
                                                                         ---------------------
                                                                                   48,727,800

Internet - Network Security/Solutions 1.5%
Digital River, Inc. (b)                                           725,000          21,590,500

Leisure - Gaming/Equipment 1.2%
International Game Technology (c)                                 225,000           8,088,750
Station Casinos, Inc.                                             200,000           9,808,000
                                                                         ---------------------
                                                                                   17,896,750

Media - Radio/TV 0.6%
Univision Communications, Inc. Class A (b)                        250,000           7,902,500

Medical - Biomedical/Biotechnology 4.2%
Amgen, Inc. (b)                                                   280,000          15,870,400
Amylin Pharmaceuticals, Inc. (b)                                  195,000           4,001,400
Genzyme Corporation (b)                                           100,000           5,441,000
Gilead Sciences, Inc. (b)                                         920,000          34,389,600
                                                                         ---------------------
                                                                                   59,702,400

Medical - Drug/Diversified 0.9%
Bone Care International, Inc. (b)                                 150,000           3,645,000
Johnson & Johnson                                                  60,000           3,379,800
MGI Pharma, Inc. (b)                                              200,000           5,338,000
                                                                         ---------------------
                                                                                   12,362,800

Medical - Ethical Drugs 3.6%
Allergan, Inc. (c)                                                 95,000           6,892,250
Eli Lilly & Company                                               255,000          15,312,750
Novartis AG Sponsored ADR                                         125,000           5,833,750
Pfizer, Inc.                                                      775,000          23,715,000
                                                                         ---------------------
                                                                                   51,753,750

Medical - Generic Drugs 1.0%
Teva Pharmaceutical Industries, Ltd. ADR                          550,000          14,272,500

Medical - Health Maintenance Organizations 1.2%
Aetna, Inc.                                                        55,000           5,496,150
Molina Healthcare, Inc. (b)                                       350,000          12,425,000
                                                                         ---------------------
                                                                                   17,921,150

Medical - Outpatient/Home Care 0.7%
Psychiatric Solutions, Inc. (b)                                   404,900          10,264,215

Medical - Products 6.3%
Advanced Neuromodulation Systems, Inc. (b)                        100,000           3,035,000
Boston Scientific Corporation (b)                                  75,000           2,979,750
Charles River Laboratories International, Inc. (b)                175,000           8,015,000
INAMED Corporation (b)                                            475,000          22,643,250
Mentor Corporation                                                110,000           3,704,800
Millipore Corporation (b)                                         220,000          10,527,000
St. Jude Medical, Inc. (b)                                        410,000          30,860,700
Zimmer Holdings, Inc. (b) (c)                                     120,000           9,484,800
                                                                         ---------------------
                                                                                   91,250,300

Medical/Dental - Services 1.3%
Covance, Inc. (b)                                                 475,000          18,985,750

Medical/Dental - Supplies 1.5%
Kinetic Concepts, Inc. (b)                                        410,000          21,545,500

Oil & Gas - Drilling 0.9%
ENSCO International, Inc.                                         400,000          13,068,000

Oil & Gas - Field Services 0.8%
BJ Services Company                                               215,000          11,268,150

Oil & Gas - Machinery/Equipment 2.1%
Baker Hughes, Inc.                                                 85,000           3,716,200
Grant Prideco, Inc. (b)                                           105,000           2,151,450
Smith International, Inc. (b) (c)                                 405,000          24,595,650
                                                                         ---------------------
                                                                                   30,463,300

Oil & Gas - United States Exploration & Production
1.1%
XTO Energy, Inc.                                                  500,000          16,240,000

Retail - Leisure Product 1.6%
Dick's Sporting Goods, Inc. (b)                                   500,000          17,810,000
Guitar Center, Inc. (b)                                           115,000           4,979,500
                                                                         ---------------------
                                                                                   22,789,500

Retail - Miscellaneous 5.3%
Cabela's, Inc. (b)                                                 45,000           1,073,250
Michaels Stores, Inc.                                             145,000           8,585,450
PETCO Animal Supplies, Inc. (b)                                   875,000          28,577,500
PETsMART, Inc.                                                  1,325,000          37,616,750
                                                                         ---------------------
                                                                                   75,852,950

Retail - Restaurants 0.5%
Red Robin Gourmet Burgers, Inc. (b)                               175,000           7,642,250

Retail - Super/Mini Markets 0.4%
Whole Foods Marketing, Inc.                                        75,000           6,434,250

Retail/Wholesale - Building Products 1.6%
The Home Depot, Inc.                                              225,000           8,820,000
Hughes Supply, Inc.                                               450,000          13,531,500
Lowe's Companies, Inc.                                             25,000           1,358,750
                                                                         ---------------------
                                                                                   23,710,250

Telecommunications - Fiber Optics 0.3%
Corning, Inc. (b)                                                 350,000           3,878,000

Telecommunications - Wireless Equipment 0.2%
QUALCOMM, Inc.                                                     75,000           2,928,000

Transportation - Services 0.5%
Expeditors International of Washington, Inc. (c)                  150,000           7,755,000
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $1,157,907,975)                                       1,428,673,325
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 1.9%
Collateral Received for Securities Lending 1.0%
Navigator Prime Portfolio                                      13,450,089          13,450,089

Repurchase Agreements 0.9%
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $10,600,545); Collateralized
by: United States Government & Agency Issues                $  10,600,000          10,600,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $2,830,567);
Collateralized by: United States Government & Agency
Issues                                                          2,830,500           2,830,500
                                                                         ---------------------
Total Repurchase Agreements                                                        13,430,500
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $26,880,589)                                    26,880,589
----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost                                           1,455,553,914
$1,184,788,564) 101.1%
Other Assets and Liabilities, Net (1.1%)                                          (15,645,474)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                            $  1,439,908,440
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or a portion of security is on loan.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Large Cap Core Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 94.5%
Apparel - Shoes & Related Manufacturing 2.1%
NIKE, Inc. Class B                                                  1,100         $    86,680

Auto Manufacturer 1.9%
Toyota Motor Corporation Sponsored ADR                              1,000              76,380

Banks - Money Center 8.9%
Bank of America Corporation                                         2,800             121,324
Citigroup, Inc.                                                     3,200             141,184
J.P. Morgan Chase & Company                                         2,500              99,325
                                                                         ---------------------
                                                                                      361,833

Banks - Super Regional 2.8%
U.S. Bancorp                                                        4,000             115,600

Building - Construction Products/Miscellaneous 2.0%
Masco Corporation                                                   2,400              82,872

Building - Resident/Commercial 10.5%
D.R. Horton, Inc.                                                   2,850              94,364
Lennar Corporation Class A                                          1,800              85,680
Pulte Homes, Inc.                                                   2,600             159,562
Standard Pacific Corporation                                        1,600              90,192
                                                                         ---------------------
                                                                                      429,798

Computer - Manufacturers 2.2%
Apple Computer, Inc. (b)                                            2,300              89,125

Computer Software - Desktop 2.8%
Microsoft Corporation                                               4,100             113,365

Cosmetics - Personal Care 2.3%
The Procter & Gamble Company                                        1,700              92,004

Diversified Operations 7.6%
General Electric Company                                            3,200             107,456
Tyco International, Ltd.                                            4,200             128,772
United Technologies Corporation                                       800              74,704
                                                                         ---------------------
                                                                                      310,932

Finance - Investment Brokers 5.0%
The Goldman Sachs Group, Inc.                                       1,100             102,564
Lehman Brothers Holdings, Inc.                                      1,300             103,636
                                                                         ---------------------
                                                                                      206,200

Finance - Mortgage & Related Services 3.1%
Countrywide Financial Corporation                                   3,200             126,048

Insurance - Diversified 2.4%
Prudential Financial, Inc.                                          2,100              98,784

Internet - Content 3.5%
Yahoo! Inc. (b)                                                     4,200             142,422

Leisure - Hotels & Motels 3.0%
Starwood Hotels & Resorts Worldwide, Inc.                           2,600             120,692

Medical - Biomedical/Biotechnology 2.1%
Gilead Sciences, Inc. (b)                                           2,300              85,974

Medical - Ethical Drugs 2.6%
Pfizer, Inc.                                                        3,500             107,100

Medical - Health Maintenance Organizations 3.3%
UnitedHealth Group, Inc.                                            1,800             132,732

Metal Ores - Miscellaneous 2.3%
Phelps Dodge Corporation                                            1,000              92,030

Oil & Gas - Field Services 2.5%
Schlumberger, Ltd.                                                  1,500             100,965

Oil & Gas - International Integrated 10.6%
Amerada Hess Corporation                                            1,600             142,400
ConocoPhillips                                                      2,000             165,700
Exxon Mobil Corporation                                             2,600             125,658
                                                                         ---------------------
                                                                                      433,758

Oil & Gas - United States Exploration & Production
2.0%
Occidental Petroleum Corporation                                    1,500              83,895

Retail - Drug Stores 2.0%
Walgreen Company                                                    2,300              82,409

Steel - Producers 2.2%
Nucor Corporation                                                   1,000              91,370

Telecommunications - Wireless Equipment 2.3%
QUALCOMM, Inc.                                                      2,400              93,696

Telecommunications - Wireless Services 2.5%
Mobile Telesystems Sponsored ADR                                      700             101,493
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $3,310,395)                                               3,858,157
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 5.5%
Repurchase Agreements
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $225,105);
Collateralized by:  United States Government &
Agency Issues                                                 $   225,100             225,100
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $225,100)                                          225,100
----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $3,535,495)                                   4,083,257
100%
Other Assets and Liabilities, Net  0.0%                                                   485
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                          $        4,083,742
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Large Company Growth Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 98.1%
Apparel - Shoes & Related Manufacturing 0.8%
NIKE, Inc. Class B                                                  7,440         $   586,272

Banks - Money Center 1.4%
The Bank of New York Company, Inc.                                 37,100           1,082,207

Banks - Super Regional 1.4%
Wachovia Corporation                                               22,850           1,072,807

Beverages - Alcoholic 1.0%
Anheuser-Busch Companies, Inc.                                     14,490             723,776

Chemicals - Basic 1.0%
The Dow Chemical Company                                           17,550             792,909

Computer - Data Storage 2.4%
EMC Corporation (b)                                               159,350           1,838,899

Computer - Local Networks 0.7%
Juniper Networks, Inc. (b)                                         23,000             542,800

Computer - Manufacturers 5.1%
Apple Computer, Inc. (b)                                           22,850             885,438
Dell, Inc. (b)                                                     83,890           2,986,484
                                                                         ---------------------
                                                                                    3,871,922

Computer Software - Enterprise 2.4%
Oracle Systems Corporation (b)                                    165,600           1,867,968

Computer Software - Financial 0.7%
DST Systems, Inc. (b)                                              11,750             522,523

Computer Software - Security 0.6%
Symantec Corporation (b)                                            7,650             419,832

Diversified Operations 6.7%
General Electric Company                                          100,750           3,383,185
Honeywell International, Inc.                                      49,600           1,778,656
                                                                         ---------------------
                                                                                    5,161,841

Electronics - Semiconductor Manufacturing 4.3%
Analog Devices, Inc.                                               28,950           1,122,681
Marvell Technology Group, Ltd. (b)                                 83,050           2,170,096
                                                                         ---------------------
                                                                                    3,292,777

Finance - Mortgage & Related Services 1.6%
Countrywide Financial Corporation                                  31,150           1,226,998

Household - Consumer Electronics 1.3%
Harman International Industries, Inc.                               9,200             991,300

Insurance - Property/Casualty/Title 2.3%
The Allstate Corporation                                           36,650           1,758,833

Internet - Content 4.4%
Yahoo! Inc. (b)                                                    99,800           3,384,218

Internet - E*Commerce 0.8%
eBay, Inc. (b)                                                      6,600             606,804

Leisure - Services 3.5%
Royal Caribbean Cruises, Ltd.                                      61,950           2,701,020

Leisure - Toys/Games/Hobby 1.2%
Marvel Enterprises, Inc. (b)                                       65,450             952,952

Media - Cable TV 3.8%
EchoStar Communications Corporation Class A (b)                    94,700           2,947,064

Medical - Biomedical/Biotechnology 1.2%
Genzyme Corporation (b)                                            17,300             941,293

Medical - Generic Drugs 2.4%
Teva Pharmaceutical Industries, Ltd. ADR                           69,350           1,799,633

Medical - Health Maintenance Organizations 3.0%
Anthem, Inc. (b)                                                   26,550           2,316,488

Medical - Products 9.3%
Alcon, Inc.                                                        14,560           1,167,712
American Medical Systems Holdings, Inc. (b)                        17,150             622,031
Boston Scientific Corporation (b)                                  36,850           1,464,050
Medtronic, Inc.                                                    43,100           2,236,890
Zimmer Holdings, Inc. (b)                                          20,700           1,636,128
                                                                         ---------------------
                                                                                    7,126,811

Medical - Systems/Equipment 1.9%
Fisher Scientific International, Inc. (b)                          25,000           1,458,250

Medical - Wholesale Drugs/Sundries 0.7%
McKesson Corporation                                               20,700             530,955

Metal Ores - Gold/Silver 1.9%
Newmont Mining Corporation Holding Company                         32,000           1,456,960

Metal Ores - Miscellaneous 2.9%
Phelps Dodge Corporation                                           24,300           2,236,329

Oil & Gas - Canadian Exploration & Production 1.7%
Canadian Natural Resources, Ltd.                                   32,650           1,300,450

Oil & Gas - Drilling 1.2%
Transocean, Inc. (b)                                               25,050             896,289

Oil & Gas - Field Services 2.1%
Schlumberger, Ltd.                                                 23,800           1,601,978

Oil & Gas - Production/Pipeline 1.4%
The Williams Companies, Inc.                                       90,850           1,099,285

Oil & Gas - United States Exploration & Production
1.3%
Noble Energy, Inc.                                                 17,600           1,025,024

Paper & Paper Products 0.2%
Smurfit-Stone Container Corporation (b)                             7,050             136,558

Retail - Department Stores 1.8%
Kohl's Corporation (b)                                             29,050           1,399,920

Retail - Drug Stores 1.5%
CVS Corporation                                                    28,050           1,181,746

Retail - Major Discount Chains 2.0%
Target Corporation                                                 34,050           1,540,762

Retail/Wholesale - Office Supplies 2.4%
Staples, Inc.                                                      62,450           1,862,259

Telecommunications - Services 1.6%
Sprint Corporation                                                 59,750           1,202,768

Telecommunications - Wireless Equipment 8.6%
Motorola, Inc.                                                    108,950           1,965,458
QUALCOMM, Inc.                                                     39,400           1,538,176
Research in Motion, Ltd. (b)                                       40,300           3,076,502
                                                                         ---------------------
                                                                                    6,580,136

Telecommunications - Wireless Services 1.6%
Crown Castle International Corporation (b)                         41,550             618,264
NII Holdings, Inc. Class B (b)                                     14,400             593,424
                                                                         ---------------------
                                                                                    1,211,688
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $68,972,851)                                             75,251,304
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 4.7%
Repurchase Agreements
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $3,562,984);
Collateralized by: United States Government & Agency
Issues                                                       $  3,562,900           3,562,900
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $3,562,900)                                      3,562,900
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $72,535,751)                                 78,814,204
102.8%
Other Assets and Liabilities, Net (2.8%)                                           (2,127,516)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                           $      76,686,688
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.


Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Mid-Cap Disciplined
September 30, 2004 (Unaudited)

                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks  85.0%
Aerospace - Defense 1.8%
Raytheon Company (c)                                              319,600       $  12,138,408

Apparel - Shoes & Related Manufacturing 0.5%
Tommy Hilfiger Corporation (b)                                    340,000           3,355,800

Banks - Super Regional 0.0%
Marshall & Ilsley Corporation                                       1,000              40,300
SouthTrust Corporation                                              1,000              41,660
                                                                         ---------------------
                                                                                       81,960

Beverages - Soft Drinks 1.6%
Coca-Cola Enterprises, Inc.                                       596,000          11,264,400

Building - Maintenance & Services 0.1%
The ServiceMaster Company                                          56,000             720,160

Building Products - Wood 0.1%
Georgia-Pacific Corporation                                         1,000              35,950
Rayonier, Inc.                                                     13,200             597,168
                                                                         ---------------------
                                                                                      633,118

Chemicals - Basic 0.0%
The Dow Chemical Company                                              800              36,144

Chemicals - Specialty 0.0%
Hercules, Inc. (b)                                                  3,000              42,750

Computer - IT Services 0.2%
Unisys Corporation (b)                                            135,000           1,393,200

Computer Software - Enterprise 4.1%
Computer Associates International, Inc.                           365,000           9,599,500
Sybase, Inc. (b)                                                  100,000           1,379,000
VERITAS Software Corporation (b) (c)                              975,000          17,355,000
                                                                         ---------------------
                                                                                   28,333,500

Diversified Operations 1.4%
Loews Corporation                                                  25,000           1,462,500
SPX Corporation (c)                                               224,700           7,954,380
                                                                         ---------------------
                                                                                    9,416,880

Energy - Other 1.6%
Arch Coal, Inc. (c)                                               316,000          11,214,840

Finance - Equity REIT 1.8%
Apartment Investment & Management Company Class A (c)             368,000          12,799,040

Finance - Investment Brokers 0.3%
eSPEED, Inc. (b)                                                  205,000           2,015,150

Finance - Investment Management 0.0%
Janus Capital Group, Inc.                                           4,000              54,440

Finance - Savings & Loan 1.1%
First Financial Bancorp (e)                                       452,800           7,733,824

Food - Meat Products 0.3%
Smithfield Foods, Inc. (b) (e)                                     61,000           1,525,000
Tyson Foods, Inc. Class A                                          20,000             320,400
                                                                         ---------------------
                                                                                    1,845,400

Food - Miscellaneous Preparation 8.0%
Campbell Soup Company                                             385,000          10,121,650
ConAgra, Inc.                                                     408,000          10,489,680
Del Monte Foods Company (b) (e)                                 2,429,000          25,480,210
Sara Lee Corporation                                              425,000           9,715,500
                                                                         ---------------------
                                                                                   55,807,040

Household - Housewares 2.1%
Newell Rubbermaid, Inc.                                           735,000          14,729,400

Insurance - Accident & Health 0.0%
Conseco, Inc. (b)                                                   2,000              35,320

Insurance - Brokers 0.2%
U.S.I. Holdings Corporation (b) (e)                                94,300           1,287,195

Insurance - Life 2.0%
Phoenix Companies, Inc.(e)                                        163,000           1,698,460
Scottish Re Group, Ltd.(e)                                        580,000          12,278,600
                                                                         ---------------------
                                                                                   13,977,060

Insurance - Property/Casualty/Title 5.7%
Ohio Casualty Corporation (b) (e)                                 673,100          14,087,983
Old Republic International Corporation                             57,000           1,426,710
SAFECO Corporation (c)                                            317,100          14,475,615
The St. Paul Travelers Companies, Inc.                            290,000           9,587,400
                                                                         ---------------------
                                                                                   39,577,708

Leisure - Gaming/Equipment 0.9%
Caesars Entertainment, Inc. (b) (c)                               357,100           5,963,570

Machinery - Farm 3.1%
AGCO Corporation (b)                                              965,000          21,828,300

Media - Books 0.0%
Pearson PLC                                                         5,000              54,150

Media - Cable TV 0.1%
Mediacom Communications Corporation (b) (e)                        75,000             489,750

Media - Periodicals 4.5%
Playboy Enterprises, Inc. Class B (b)                             610,000           6,124,400
PRIMEDIA, Inc. (b)                                                550,000           1,292,500
The Readers Digest Association, Inc. (non-voting)               1,655,000          24,146,450
                                                                         ---------------------
                                                                                   31,563,350

Media - Radio/TV 2.6%
Spanish Broadcasting System, Inc. Class A (b)                   1,868,200          18,383,088

Medical - Generic Drugs 1.3%
Alpharma, Inc. Class A                                            490,000           8,962,100

Medical - Health Maintenance Organizations 0.4%
First Health Group Corporation (b) (e)                            155,000           2,493,950

Medical - Hospitals 1.0%
Triad Hospitals, Inc. (b) (c)                                     210,000           7,232,400

Medical - Products 0.0%
Millipore Corporation (b)                                           1,000              47,850

Medical - Wholesale Drugs/Sundries 0.8%
McKesson Corporation                                                1,000              25,650
PSS World Medical, Inc. (b)                                       570,000           5,722,800
                                                                         ---------------------
                                                                                    5,748,450

Medical/Dental - Supplies 2.6%
Sola International, Inc. (b) (e)                                  965,000          18,383,250

Metal Ores - Gold/Silver 11.0%
Anglogold, Ltd. Sponsored ADR                                     180,000           7,002,000
Barrick Gold Corporation                                          710,000          14,938,400
Gold Fields, Ltd. Sponsored ADR                                   520,000           7,098,000
Goldcorp, Inc. (e)                                              1,778,000          24,643,080
Kinross Gold Corporation (b)                                    1,040,000           7,051,200
Newmont Mining Corporation Holding Company                        350,000          15,935,500
                                                                         ---------------------
                                                                                   76,668,180

Metal Ores - Miscellaneous 0.0%
Phelps Dodge Corporation (e)                                        2,000             184,060

Oil & Gas - Drilling 0.3%
GlobalSantaFe Corporation                                          70,000           2,145,500

Oil & Gas - Machinery/Equipment 1.3%
Baker Hughes, Inc. (c)                                            111,000           4,852,920
Cooper Cameron Corporation (b) (c)                                 70,000           3,838,800
                                                                         ---------------------
                                                                                    8,691,720

Oil & Gas - United States Exploration & Production
1.0%
Devon Energy Corporation                                          100,000           7,101,000

Paper & Paper Products 1.6%
Abitibi-Consolidated, Inc.                                          5,000              31,550
MeadWestvaco Corporation (c)                                      342,000          10,909,800
Smurfit-Stone Container Corporation (b)                             1,800              34,866
Temple-Inland, Inc.                                                   500              33,575
                                                                         ---------------------
                                                                                   11,009,791

Pollution Control - Services 1.2%
Republic Services, Inc.                                           150,000           4,464,000
Waste Management, Inc.                                            144,000           3,936,960
                                                                         ---------------------
                                                                                    8,400,960

Retail - Department Stores 0.0%
J.C. Penney Company, Inc. (Holding Company)                         2,000              70,560

Retail - Restaurants 0.0%
McDonald's Corporation                                              1,000              28,030

Retail - Super/Mini Markets 3.3%
The Kroger Company (b)                                          1,465,000          22,736,800

Tobacco 1.4%
Loews Corp - Carolina Group (e)                                   385,000           9,382,450
Reynolds American, Inc. (e)                                         1,000              68,040
                                                                         ---------------------
                                                                                    9,450,490

Utility - Electric Power 10.1%
Consolidated Edison, Inc.                                          42,000           1,765,680
DTE Energy Company                                                 86,000           3,628,340
Entergy Corporation                                                22,000           1,333,420
FirstEnergy Corporation                                           307,000          12,611,560
FPL Group, Inc.                                                   148,000          10,111,360
Public Service Enterprise Group, Inc.                             425,000          18,105,000
TXU Corporation (c)                                               470,000          22,522,400
                                                                         ---------------------
                                                                                   70,077,760

Utility - Gas Distribution 3.6%
CenterPoint Energy, Inc.                                        1,690,000          17,508,400
KeySpan Corporation                                               116,000           4,547,200
NiSource, Inc.                                                     60,000           1,260,600
Sempra Energy                                                      53,000           1,918,070
                                                                         ---------------------
                                                                                   25,234,270
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $524,319,967)                                           591,442,066
----------------------------------------------------------------------------------------------
Convertible Preferred Stocks 0.4%
Insurance - Life 0.4%
Scottish Re Group, Ltd.  5.875% (e)                               100,000           2,687,000
----------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Cost $2,500,000)                                2,687,000
----------------------------------------------------------------------------------------------
Put Options Purchased 1.0%
Aerospace - Defense 0.0%
Raytheon Company                                                  319,600             199,750

Computer Software - Enterprise 0.4%
VERITAS Software Corporation                                      975,000           2,705,625

Diversified Operations 0.1%
SPX Corporation                                                   150,000             570,000

Energy - Other 0.1%
Arch Coal, Inc.                                                   316,000             423,400

Finance - Equity REIT 0.0%
Apartment Investment & Management Company Class A                 368,000             248,400

Insurance - Property/Casualty/Title 0.2%
SAFECO Corporation                                                245,000           1,102,500

Leisure - Gaming/Equipment 0.0%
Caesars Entertainment, Inc.                                       230,000              28,750

Medical - Hospitals 0.0%
Triad Hospitals, Inc.                                             210,000             357,000

Oil & Gas - Machinery/Equipment 0.1%
Baker Hughes, Inc.                                                111,000             269,175
Cooper Cameron Corporation                                         70,000             145,250
                                                                         ---------------------
                                                                                      414,425

Paper & Paper Products 0.0%
MeadWestvaco Corporation                                          342,000              42,750

Utility - Electric Power 0.1%
Philadelphia Utility Index                                        178,700             964,980
TXU Corporation                                                   280,000              49,000
                                                                         ---------------------
                                                                                    1,013,980
----------------------------------------------------------------------------------------------
Total Put Options Purchased (Cost $8,520,883)                                       7,106,580
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 18.7%
Collateral Received for Securities Lending 1.8%
Navigator Prime Portfolio                                      12,436,042          12,436,042

Repurchase Agreements 13.4%
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $93,004,779); Collateralized
by: United States Government & Agency Issues                $  93,000,000          93,000,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $579,814);
Collateralized by: United States Government & Agency
Issues                                                            579,800             579,800
                                                                         ---------------------
Total Repurchase Agreements                                                        93,579,800

United States Government Issues 3.5%
United States Treasury Bills, Due 10/14/04 thru
11/04/04 (d)                                                   24,171,000          24,157,363
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $130,174,353)                                  130,173,205
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $665,515,203)                               731,408,851
105.1%
Other Assets and Liabilities, Net (5.1%)                                          (35,953,678)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                               $ 695,455,173
==============================================================================================

WRITTEN CALL OPTIONS DETAIL
-------------------------------------------------------------------------------
                                                  Contracts (100
                                                   shares per
                                                   contract)          Value
-------------------------------------------------------------------------------
Apartment Investment & Management Company
Class A
(Strike Price is $35.00. Expiration date is
10/15/04. Premium received is $549,302.)             3,680       $    (156,400)

Arch Coal, Inc.
(Strike Price is $35.00. Expiration date is
10/15/04. Premium received is $78,674.)                650             (63,375)

Arch Coal, Inc.
(Strike Price is $35.00. Expiration date is
11/19/04. Premium received is $477,692.)             2,510            (483,175)

Baker Hughes, Inc.
(Strike Price is $45.00. Expiration date is
11/19/04. Premium received is $87,688.)              1,110            (119,325)

Caesars Entertainment, Inc.
(Strike Price is $15.00. Expiration date is
10/15/04. Premium received is $179,326.)             2,270            (391,575)

Cooper Cameron Corporation
(Strike Price is $55.00. Expiration date is
11/19/04. Premium received is $142,650.)               700            (141,750)

MeadWestvaco Corporation
(Strike Price is $30.00. Expiration date is
10/15/04. Premium received is $452,991.)             3,420            (666,900)

Philadelphia Utility Index
(Strike Price is $330.00. Expiration date is
11/19/04. Premuim received is $1,424,239.)           1,787          (1,501,080)

Raytheon Company
(Strike Price is $35.00. Expiration date is
1/21/05. Premium received is $680,732.)              3,196          (1,150,560)

SAFECO Corporation
(Strike Price is $50.00. Expiration date is
10/15/04. Premium received is $139,165.)             2,450             (30,625)

SPX Corporation
(Strike Price is $37.50. Expiration date is
12/17/04. Premium received is $245,994.)             1,500            (236,250)

Triad Hospitals, Inc.
(Strike Price is $35.00. Expiration date is
11/19/04. Premium received is $665,684.)             2,100            (252,000)

TXU Corporation
(Strike Price is $45.00. Expiration date is
10/15/04. Premium received is $105,442.)             2,800            (896,000)

VERITAS Software Corporation
(Strike Price is $20.00. Expiration date is
11/19/04. Premium received is $726,488.)             9,750            (658,125)
                                              ---------------------------------
                                                    37,923       $  (6,747,140)
                                              =================================

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or a portion of these securities are held in conjunction with open written option contracts.
(d) All or a portion of security is pledged as collateral to cover open written option contracts.
(e) All or a portion of security is on loan.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Technology 100 Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                          Principal
                                                            Amount               Value
----------------------------------------------------------------------------------------------
Common Stocks 92.6%
Commercial Services - Miscellaneous 2.8%
Automatic Data Processing, Inc.                                    61,975        $  2,560,807
Paychex, Inc.                                                      12,300             370,845
                                                                         ---------------------
                                                                                    2,931,652

Computer - Data Storage 0.8%
EMC Corporation (b)                                                70,770             816,686

Computer - Integrated Systems 0.1%
NCR Corporation (b)                                                 1,200              59,508

Computer - IT Services 4.2%
Accenture, Ltd. Class A (b)                                        65,400           1,769,070
Computer Sciences Corporation (b)                                     835              39,328
International Business Machines Corporation                        30,400           2,606,496
                                                                         ---------------------
                                                                                    4,414,894

Computer - Local Networks 5.8%
Cisco Systems, Inc. (b)                                           108,035           1,955,433
Juniper Networks, Inc. (b)                                        176,325           4,161,270
                                                                         ---------------------
                                                                                    6,116,703

Computer - Manufacturers 3.8%
Apple Computer, Inc. (b)                                           66,660           2,583,075
Dell, Inc. (b)                                                     41,000           1,459,600
                                                                         ---------------------
                                                                                    4,042,675

Computer - Software Design 1.1%
Autodesk, Inc.                                                     22,800           1,108,764

Computer Software - Desktop 2.6%
Adobe Systems, Inc.                                                44,900           2,221,203
Red Hat, Inc. (b) (c)                                              45,600             558,144
                                                                         ---------------------
                                                                                    2,779,347

Computer Software - Education/Entertainment 0.9%
Activision, Inc. (b)                                               66,100             916,807

Computer Software - Enterprise 8.7%
Altiris, Inc. (b) (c)                                              22,500             712,125
Cognos, Inc. (b)                                                   49,100           1,744,032
Computer Associates International, Inc.                             2,140              56,282
Hyperion Solutions Corporation (b) (c)                             72,700           2,471,073
Novell, Inc. (b)                                                   34,900             220,219
Oracle Systems Corporation (b)                                      5,000              56,400
SAP AG Sponsored ADR                                               81,550           3,176,373
VERITAS Software Corporation (b)                                   44,250             787,650
                                                                         ---------------------
                                                                                    9,224,154

Computer Software - Financial 0.4%
DST Systems, Inc. (b) (c)                                           8,600             382,442
Sungard Data Systems, Inc. (b)                                      2,200              52,294
                                                                         ---------------------
                                                                                      434,736

Computer Software - Security 3.7%
Check Point Software Technologies, Ltd. (b)                        44,500             755,165
McAfee, Inc. (b)                                                   43,100             866,310
Symantec Corporation (b)                                           41,170           2,259,410
                                                                         ---------------------
                                                                                    3,880,885

Electronics - Contract Manufacturing 0.9%
Celestica, Inc. (b)                                                76,900             976,630

Electronics - Military Systems 0.9%
L-3 Communications Corporation (c)                                 14,700             984,900

Electronics - Scientific Measuring 0.6%
PerkinElmer, Inc.                                                  32,100             552,762
Tektronix, Inc.                                                     1,900              63,175
Thermo Electron Corporation (b)                                     2,000              54,040
                                                                         ---------------------
                                                                                      669,977

Electronics - Semiconductor Manufacturing 14.8%
Analog Devices, Inc.                                               51,730           2,006,089
Broadcom Corporation Class A (b)                                  104,200           2,843,618
Intel Corporation                                                 135,245           2,713,015
Linear Technology Corporation                                      43,905           1,591,117
Marvell Technology Group, Ltd. (b)                                 71,400           1,865,682
Maxim Integrated Products, Inc.                                    89,095           3,767,828
Texas Instruments, Inc.                                            40,855             869,394
                                                                         ---------------------
                                                                                   15,656,743

Internet - Content 3.7%
Yahoo! Inc. (b)                                                   115,350           3,911,519

Internet - E*Commerce 1.1%
eBay, Inc. (b)                                                     12,500           1,149,250

Internet - Network Security/Solutions 1.6%
Akamai Technologies, Inc. (b) (c)                                 116,500           1,636,825

Media - Diversified 0.1%
Time Warner, Inc. (b)                                               3,200              51,648

Medical - Biomedical/Biotechnology 10.3%
Amgen, Inc. (b)                                                     1,100              62,348
Biogen Idec, Inc. (b)                                              53,463           3,270,332
Digene Corporation (b)                                             58,100           1,508,276
Genzyme Corporation (b)                                             1,420              77,262
Gilead Sciences, Inc. (b)                                          29,800           1,113,924
ImClone Systems, Inc. (b)                                             700              36,995
Invitrogen Corporation (b)                                         23,200           1,275,768
Neurocrine Biosciences, Inc. (b) (c)                               19,300             910,188
OSI Pharmaceuticals, Inc. (b)                                      15,000             921,900
Sepracor, Inc. (b)                                                 35,400           1,726,812
                                                                         ---------------------
                                                                                   10,903,805

Medical - Drug/Diversified 0.5%
MGI Pharma, Inc. (b) (c)                                           21,400             571,166

Medical - Ethical Drugs 3.1%
Elan Corporation PLC Sponsored ADR (b) (c)                        139,400           3,261,960

Medical - Genetics 6.3%
Affymetrix, Inc. (b) (c)                                           54,500           1,673,695
Corgentech, Inc. (b)                                               26,700             455,769
Genentech, Inc. (b)                                                86,450           4,531,709
                                                                         ---------------------
                                                                                    6,661,173

Medical - Products 2.4%
Biomet, Inc.                                                        1,200              56,256
Boston Scientific Corporation (b)                                  51,580           2,049,273
Cytyc Corporation (b)                                              14,300             345,345
Medtronic, Inc.                                                     1,200              62,280
Millipore Corporation (b)                                           1,100              52,635
                                                                         ---------------------
                                                                                    2,565,789

Medical - Systems/Equipment 2.3%
Fisher Scientific International, Inc. (b)                          15,500             904,115
Varian Medical Systems, Inc. (b)                                   42,800           1,479,596
                                                                         ---------------------
                                                                                    2,383,711

Telecommunications - Equipment 1.8%
Avaya, Inc. (b)                                                     7,600             105,944
Harris Corporation                                                  1,200              65,928
Nortel Networks Corporation (b)                                   147,400             501,160
Scientific-Atlanta, Inc.                                           46,910           1,215,907
                                                                         ---------------------
                                                                                    1,888,939

Telecommunications - Wireless Equipment 7.3%
Motorola, Inc.                                                     42,015             757,951
Novatel Wireless, Inc. (b) (c)                                     35,600             836,600
QUALCOMM, Inc.                                                     76,080           2,970,163
Research in Motion, Ltd. (b)                                       17,600           1,343,584
Telefonaktiebolaget LM Ericsson Sponsored ADR (b) (c)              58,600           1,830,664
                                                                         ---------------------
                                                                                    7,738,962
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $91,904,097)                                             97,739,808
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 16.3%
Collateral Received for Securities Lending 8.7%
Navigator Prime Portfolio                                       9,219,981           9,219,981

Repurchase Agreements 7.6%
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $7,000,360); Collateralized by:
United States Government & Agency Issues                     $  7,000,000           7,000,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $1,039,025);
Collateralized by: United States Government & Agency
Issues                                                          1,039,000           1,039,000
                                                                         ---------------------
Total Repurchase Agreements                                                         8,039,000
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $17,258,981)                                    17,258,981
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $109,163,078)                               114,998,789
108.9%
Other Assets and Liabilities, Net (8.9%)                                           (9,433,151)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                               $ 105,565,638
==============================================================================================

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or portion of security is on loan.

Percentages are stated as a percentage of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong U.S. Emerging Growth Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 88.3%
Commercial Services - Advertising 1.4%
aQuantive, Inc. (b)                                               108,300        $  1,045,095

Commercial Services - Consulting 0.9%
Navigant Consulting, Inc. (b)                                      30,595             671,866

Commercial Services - Market Research 3.4%
Corporate Executive Board Company                                  17,445           1,068,332
CoStar Group, Inc. (b)                                             30,705           1,510,379
                                                                         ---------------------
                                                                                    2,578,711

Commercial Services - Schools 0.9%
Bright Horizons Family Solutions, Inc. (b)                         13,030             707,399

Commercial Services - Staffing 0.7%
Gevity HR, Inc.                                                    34,085             524,227

Computer - IT Services 2.0%
Cognizant Technology Solutions Corporation Class A
(b)                                                                49,400           1,507,194

Computer - Peripheral Equipment 1.5%
Synaptics, Inc. (b)                                                54,670           1,102,147

Computer Software - Desktop 0.9%
Sonic Solutions (b)                                                42,500             693,600

Computer Software - Medical 0.7%
eResearch Technology, Inc. (b)                                     38,742             516,431

Electronics - Scientific Measuring 1.7%
Cognex Corporation                                                 50,805           1,331,091

Electronics - Semiconductor Manufacturing 6.6%
Cree, Inc. (b)                                                     37,385           1,141,364
OmniVision Technologies, Inc. (b)                                  55,805             789,641
Rudolph Technologies, Inc. (b)                                     41,570             695,882
Silicon Laboratories, Inc. (b)                                     31,355           1,037,537
Varian Semiconductor Equipment Associates, Inc. (b)                22,401             692,191
Zoran Corporation (b)                                              42,000             660,240
                                                                         ---------------------
                                                                                    5,016,855

Finance - Consumer/Commercial Loans 2.0%
WFS Financial, Inc. (b)                                            32,855           1,529,400

Financial Services - Miscellaneous 3.8%
Investors Financial Services Corporation                           48,960           2,209,565
iPayment, Inc. (b)                                                 17,195             690,551
                                                                         ---------------------
                                                                                    2,900,116

Insurance - Property/Casualty/Title 0.9%
ProAssurance Corporation (b)                                       19,235             673,610

Internet - Content 1.1%
Ask Jeeves, Inc. (b)                                               25,045             819,222

Internet - E*Commerce 1.1%
Getty Images, Inc. (b)                                             15,050             832,265

Internet - Network Security/Solutions 3.7%
Akamai Technologies, Inc. (b)                                      89,980           1,264,219
F5 Networks, Inc. (b)                                              28,025             853,641
Packeteer, Inc. (b)                                                62,390             674,436
                                                                         ---------------------
                                                                                    2,792,296

Leisure - Gaming/Equipment 1.9%
Shuffle Master, Inc. (b)                                           39,215           1,468,994

Machinery - Construction/Mining 9.7%
A.S.V., Inc. (b)                                                   20,030             749,723
Bucyrus International, Inc. Class A (b)                            44,970           1,510,992
JLG Industries, Inc.                                              120,955           2,032,044
Joy Global, Inc.                                                   48,020           1,650,928
Terex Corporation (b)                                              32,570           1,413,538
                                                                         ---------------------
                                                                                    7,357,225

Medical - Biomedical/Biotechnology 2.7%
Immunicon Corporation (b)                                          77,750             777,500
Martek Biosciences Corporation (b)                                 25,875           1,258,560
                                                                         ---------------------
                                                                                    2,036,060

Medical - Drug/Diversified 1.8%
Connetics Corporation (b)                                          28,135             760,208
MGI Pharma, Inc. (b)                                               23,505             627,348
                                                                         ---------------------
                                                                                    1,387,556

Medical - Ethical Drugs 2.4%
Salix Pharmaceuticals, Ltd. (b)                                    86,852           1,869,055

Medical - Generic Drugs 2.0%
American Pharmaceutical Partners, Inc. (b)                         17,457             481,289
Andrx Corporation (b)                                              45,495           1,017,268
                                                                         ---------------------
                                                                                    1,498,557

Medical - Products 1.8%
Kyphon, Inc. (b)                                                   54,200           1,343,076

Medical - Systems/Equipment 1.4%
Ventana Medical Systems, Inc. (b)                                  20,725           1,045,369

Medical/Dental - Services 2.8%
American Healthways, Inc. (b)                                      74,530           2,169,568

Oil & Gas - Field Services 1.0%
Oceaneering International, Inc. (b)                                21,020             774,377

Oil & Gas - Machinery/Equipment 1.4%
CARBO Ceramics, Inc.                                               14,825           1,069,475

Oil & Gas - United States Exploration & Production
5.6%
KCS Energy, Inc. (b)                                               78,255           1,088,527
Quicksilver Resources, Inc. (b)                                    40,680           1,329,016
Range Resources Corporation                                        57,035             997,542
Ultra Petroleum Corporation (b)                                    16,840             826,002
                                                                         ---------------------
                                                                                    4,241,087

Retail - Clothing/Shoes 2.6%
Aeropostale, Inc. (b)                                              23,410             613,342
Chicos FAS, Inc. (b)                                               19,229             657,632
Urban Outfitters, Inc. (b)                                         20,530             706,232
                                                                         ---------------------
                                                                                    1,977,206

Retail - Miscellaneous 1.3%
Gander Mountain Company (b)                                        48,593             972,589

Retail - Restaurants 3.7%
The Cheesecake Factory, Inc. (b)                                   25,865           1,122,541
P.F. Chang's China Bistro, Inc. (b)                                34,045           1,650,842
                                                                         ---------------------
                                                                                    2,773,383

Telecommunications - Equipment 1.7%
Tekelec (b)                                                        77,215           1,287,946

Telecommunications - Wireless Services 4.0%
Alamosa Holdings, Inc. (b)                                        161,940           1,237,222
LCC International, Inc. Class A (b)                               128,575             408,868
Nextel Partners, Inc. (b)                                          83,625           1,386,503
                                                                         ---------------------
                                                                                    3,032,593

Transportation - Services 1.8%
C.H. Robinson Worldwide, Inc.                                      28,815           1,336,728

Transportation - Truck 5.4%
J.B. Hunt Transport Services, Inc.                                 37,365           1,387,736
Knight Transportation, Inc. (b)                                    44,085             944,301
Landstar Systems, Inc. (b)                                         30,425           1,785,339
                                                                         ---------------------
                                                                                    4,117,376
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $53,486,995)                                             66,999,745
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 0.3%
Repurchase Agreements
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $262,606);
Collateralized by: United States Government & Agency
Issues                                                        $   262,600             262,600
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $262,600)                                          262,600
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $53,749,595)                                 67,262,345
88.6%
Other Assets and Liabilities, Net 11.4%                                             8,651,418
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                           $      75,913,763
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as percentages of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Value Fund
September 30, 2004 (Unaudited)

                                                      Shares or
                                                   Principal Amount              Value
----------------------------------------------------------------------------------------------
Common Stocks 68.1%
Banks - Money Center 1.8%
Citigroup, Inc.                                              25,341              $  1,118,045

Building - Mobile/Manufacturers & RV 2.0%
Fleetwood Enterprises, Inc. (b)                              82,400                 1,250,832

Chemicals - Specialty 1.1%
Praxair, Inc.                                                15,600                   666,744

Commercial Services - Market Research 1.2%
NetRatings, Inc. (b)                                         42,100                   750,643

Commercial Services - Printing 1.7%
R.R. Donnelley & Sons Company                                34,300                 1,074,276

Cosmetics - Personal Care 1.2%
The Procter & Gamble Company                                 12,200                   660,264
Weider Nutrition International, Inc. (b)                     13,800                    62,790
                                                                   ---------------------------
                                                                                      723,054

Diversified Operations 4.1%
General Electric Company                                     77,300                 2,595,734

Finance - Equity REIT 7.8%
Affordable Residential Communities, Inc.                     99,100                 1,446,860
Alexander's, Inc. (b)                                         6,100                 1,214,510
New Plan Excel Realty Trust                                  20,000                   500,000
Plum Creek Timber Company, Inc.                                 800                    28,024
Vornado Realty Trust                                         27,500                 1,723,700
                                                                   ---------------------------
                                                                                    4,913,094

Finance - Index Tracking Funds 4.2%
iShares MSCI Japan Index Fund                                75,300                   730,410
iShares Trust Russell 1000 Value Index Fund                   6,000                   363,360
iShares Trust Russell 3000 Value Index Fund                   5,400                   425,088
Standard & Poors Depositary Receipt Trust Unit
Series 1                                                     10,000                 1,117,600
                                                                   ---------------------------
                                                                                    2,636,458

Financial Services - Miscellaneous 4.3%
American Express Company                                     19,200                   988,032
First Marblehead Corporation (b)                             37,500                 1,740,000
                                                                   ---------------------------
                                                                                    2,728,032

Food - Dairy Products 1.2%
Dean Foods Company (b)                                       24,500                   735,490

Household - Consumer Electronics 1.8%
Sony Corporation Sponsored ADR (c)                           32,500                 1,117,675

Insurance - Accident & Health 2.9%
Conseco, Inc. (b)                                           104,300                 1,841,938

Media - Radio/TV 4.1%
Spanish Broadcasting System, Inc. Class A (b)               140,700                 1,384,488
Viacom, Inc. Class B                                         36,100                 1,211,516
                                                                   ---------------------------
                                                                                    2,596,004

Medical - Biomedical/Biotechnology 0.2%
Amgen, Inc. (b)                                               2,500                   141,700

Medical - Drug/Diversified 1.1%
Sanofi-Aventis ADR                                           18,000                   658,980

Medical - Ethical Drugs 0.4%
Merck & Company, Inc.                                         8,400                   277,200

Medical - Generic Drugs 0.2%
Watson Pharmaceuticals, Inc. (b)                              4,000                   117,840

Medical - Genetics 0.0%
Millennium Pharmaceuticals, Inc. (b)                          1,500                    20,565

Medical - Systems/Equipment 1.9%
Antares Pharma, Inc. (b)                                     71,800                   107,700
Hospira, Inc. (b)                                            34,900                 1,067,940
                                                                   ---------------------------
                                                                                    1,175,640

Medical/Dental - Supplies 0.2%
Hillenbrand Industries, Inc.                                  3,000                   151,590

Oil & Gas - Field Services 2.9%
Schlumberger, Ltd.                                           26,900                 1,810,639

Oil & Gas - International Integrated 1.4%
Royal Dutch Petroleum Company - New York Shares              16,500                   851,400

Oil & Gas - Machinery/Equipment 0.9%
NATCO Group, Inc. Class A (b)                                63,100                   545,815

Oil & Gas - United States Exploration &
Production 1.4%
Anadarko Petroleum Corporation                                5,300                   351,708
Kerr McGee Corporation                                        9,000                   515,250
                                                                   ---------------------------
                                                                                      866,958

Retail - Department Stores 1.3%
Kohl's Corporation (b)                                       17,400                   838,506

Retail - Discount & Variety 1.4%
99 Cents Only Stores (b)                                     62,200                   885,106

Retail - Drug Stores 0.7%
CVS Corporation                                              10,500                   442,365

Retail - Restaurants 2.8%
McDonald's Corporation                                       62,500                 1,751,875

Retail - Super/Mini Markets 0.8%
Wild Oats Markets, Inc. (b)                                  55,450                   479,088

Retail/Wholesale - Jewelry 0.9%
Tiffany & Company                                            17,500                   537,950

Steel - Producers 0.3%
International Steel Group, Inc. (b)                           6,000                   202,200

Telecommunications - Services 0.3%
Sprint Corporation                                           10,000                   201,300

Telecommunications - Wireless Equipment 1.5%
Nokia Corporation Sponsored ADR                              69,500                   953,540

Telecommunications - Wireless Services 3.8%
AT&T Wireless Services, Inc. (b)                            160,500                 2,372,190

Transportation - Ship 1.5%
Golar LNG, Ltd. (b)                                          60,278                   942,748

Utility - Electric Power 1.1%
Duke Energy Corporation                                      29,700                   679,833

Utility - Gas Distribution 1.7%
Southern Union Company (b)                                   51,400                 1,053,700
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $36,747,236)                                             42,706,747
----------------------------------------------------------------------------------------------
Call Options Purchased 0.1%
Sony Corporation Sponsored ADR, Expires 1/21/05
at $30.00                                                    10,000                    50,000
----------------------------------------------------------------------------------------------
Total Call Options Purchased (Cost $52,202)                                            50,000
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 32.2%
Repurchase Agreements
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due
10/01/04 (Repurchase proceeds $18,700,961);
Collateralized by: United States Government
& Agency Issues                                       $  18,700,000                18,700,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $1,510,436);
Collateralized by: United States Government &
Agency Issues                                             1,510,400                 1,510,400
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $20,210,400)                                    20,210,400
----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $57,009,838)                                 62,967,147
100.4%
Other Assets and Liabilities, Net (0.4%)                                             (226,276)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                           $      62,740,871
==============================================================================================

WRITTEN CALL OPTIONS DETAIL
-------------------------------------------------------------------------------
                                                  Contracts (100
                                                   shares per
                                                   contract)          Value
-------------------------------------------------------------------------------
Calls:
Sony Corporation Sponsored ADR
 (Strike Price is $35.00. Expiration date is
1/21/05. Premium received is $31,596.)                100         $   (15,500)

Puts:
Sony Corporation Sponsored ADR
 (Strike Price is $25.00. Expiration date is
1/21/05. Premium received is $24,796.)                100                (500)
                                                -------------------------------
                                                      200         $   (16,000)
                                                ===============================

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or a portion of these securities are held in conjunction with open written option contracts.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

STRONG INDEX 500 FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2004 (Unaudited)


Assets:
    Investment in S&P 500 Index Master Portfolio, at Value         $162,159,411
    Receivable for Fund Shares Sold                                      89,910
    Other Assets                                                          2,052
                                                             ------------------
    Total Assets                                                    162,251,373

Liabilities:
    Payable for Fund Shares Redeemed                                     49,717
    Due to Administrator                                                 61,091
    Accrued Operating Expenses and Other Liabilities                     66,224
                                                             ------------------
    Total Liabilities                                                   177,032
                                                             ------------------
Net Assets                                                         $162,074,341
                                                             ==================


Capital Shares Outstanding (Unlimited Number Authorized)             12,342,356

Net Asset Value Per Share                                                $13.13
                                                             ==================

The Strong Index 500 Fund (the "Fund") invests all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP") rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are included elsewhere in this filing.

The value of the Fund's investment in the Master Portfolio reflects the Fund's interest of 7.14% in the net assets of the Master Portfolio at September 30, 2004. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this filing.

This report should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments
September 30, 2004 (Unaudited)

Security                                               Shares               Value
--------------------------------------------------------------------------------------
COMMON STOCKS--95.80%
ADVERTISING--0.17%
Interpublic Group of Companies Inc. (1)                 87,407       $       925,640
Omnicom Group Inc.                                      39,435             2,881,121
                                                                   -------------------
                                                                           3,806,761

AEROSPACE & DEFENSE--1.69%
Boeing Co. (The)                                       175,486             9,058,587
General Dynamics Corp.                                  41,758             4,263,492
Goodrich (B.F.) Co.                                     24,543               769,669
Lockheed Martin Corp.                                   93,241             5,200,983
Northrop Grumman Corp.                                  74,991             3,999,270
Raytheon Co.                                            94,217             3,578,362
Rockwell Collins Inc.                                   36,998             1,374,106
United Technologies Corp.                              106,986             9,990,353
                                                                   -------------------
                                                                          38,234,822

AGRICULTURE--1.13%
Altria Group Inc.                                      428,602            20,161,438
Monsanto Co.                                            55,404             2,017,814
Reynolds American Inc.                                  31,000             2,109,240
UST Inc.                                                34,534             1,390,339
                                                                   -------------------
                                                                          25,678,831

AIRLINES--0.10%
Delta Air Lines Inc. (1) (2)                            25,289                83,201
Southwest Airlines Co.                                 164,834             2,245,039
                                                                   -------------------
                                                                           2,328,240

APPAREL--0.41%
Coach Inc. (1)                                          39,254             1,665,155
Jones Apparel Group Inc. (2)                            26,317               942,149
Liz Claiborne Inc. (2)                                  22,630               853,604
Nike Inc. Class B                                       55,066             4,339,201
Reebok International Ltd.                               12,520               459,734
VF Corp.                                                22,925             1,133,641
                                                                   -------------------
                                                                           9,393,484

AUTO MANUFACTURERS--0.59%
Ford Motor Co.                                         381,884             5,365,470
General Motors Corp. (2)                               117,771             5,002,912
Navistar International Corp. (1)                        14,573               541,970
PACCAR Inc.                                             36,601             2,529,827
                                                                   -------------------
                                                                          13,440,179

AUTO PARTS & EQUIPMENT--0.21%
Cooper Tire & Rubber Co.                                15,125               305,071
Dana Corp.                                              31,106               550,265
Delphi Corp. (2)                                       116,913             1,086,122
Goodyear Tire & Rubber Co. (The) (1) (2)                35,918               385,759
Johnson Controls Inc.                                   39,642             2,252,062
Visteon Corp. (2)                                       26,782               213,988
                                                                   -------------------
                                                                           4,793,267

BANKS--6.32%
AmSouth Bancorp (2)                                     73,486             1,793,058
Bank of America Corp.                                  850,011            36,830,977
Bank of New York Co. Inc. (The)                        162,184             4,730,907
BB&T Corp.                                             116,365             4,618,527
Comerica Inc. (2)                                       36,141             2,144,968
Fifth Third Bancorp (2)                                119,048             5,859,543
First Horizon National Corp. (2)                        25,687             1,113,788
Huntington Bancshares Inc. (2)                          47,868             1,192,392
KeyCorp                                                 85,598             2,704,897
M&T Bank Corp.                                          24,517             2,346,277
Marshall & Ilsley Corp. (2)                             46,344             1,867,663
Mellon Financial Corp.                                  88,551             2,451,977
National City Corp.                                    139,014             5,368,721
North Fork Bancorp Inc. (2)                             65,084             2,892,984
Northern Trust Corp. (2)                                45,977             1,875,862
PNC Financial Services Group                            58,832             3,182,811
Regions Financial Corp.                                 96,510             3,190,621
SouthTrust Corp.                                        69,520             2,896,203
State Street Corp.                                      70,071             2,992,732
SunTrust Banks Inc.                                     74,786             5,265,682
Synovus Financial Corp. (2)                             64,614             1,689,656
U.S. Bancorp                                           393,330            11,367,237
Wachovia Corp.                                         273,801            12,854,957
Wells Fargo & Co.                                      352,747            21,034,304
Zions Bancorporation                                    18,680             1,140,227
                                                                   -------------------
                                                                         143,406,971

BEVERAGES--2.24%
Anheuser-Busch Companies Inc.                          167,742             8,378,713
Brown-Forman Corp. Class B                              25,341             1,160,618
Coca-Cola Co. (The)                                    507,376            20,320,409
Coca-Cola Enterprises Inc.                              98,057             1,853,277
Coors (Adolph) Co. Class B                               7,760               527,059
Pepsi Bottling Group Inc.                               53,729             1,458,742
PepsiCo Inc.                                           354,318            17,237,571
                                                                   -------------------
                                                                          50,936,389

BIOTECHNOLOGY--1.12%
Amgen Inc. (1)                                         264,843            15,011,301
Biogen Idec Inc. (1)                                    70,870             4,335,118
Chiron Corp. (1)                                        39,420             1,742,364
Genzyme Corp. (1)                                       47,254             2,571,090
MedImmune Inc. (1)                                      51,902             1,230,077
Millipore Corp. (1)                                     10,298               492,759
                                                                   -------------------
                                                                          25,382,709

BUILDING MATERIALS--0.26%
American Standard Companies Inc. (1)                    44,866             1,745,736
Masco Corp. (2)                                         90,772             3,134,357
Vulcan Materials Co.                                    21,305             1,085,490
                                                                   -------------------
                                                                           5,965,583

CHEMICALS--1.54%
Air Products & Chemicals Inc.                           47,415             2,578,428
Ashland Inc.                                            14,686               823,591
Dow Chemical Co. (The)                                 196,233             8,865,807
Du Pont (E.I.) de Nemours and Co.                      208,631             8,929,407
Eastman Chemical Co. (2)                                16,160               768,408
Ecolab Inc. (2)                                         53,608             1,685,436
Engelhard Corp.                                         25,674               727,858
Great Lakes Chemical Corp. (2)                          10,365               265,344
Hercules Inc. (1) (2)                                   22,719               323,746
International Flavors & Fragrances Inc.                 19,692               752,234
PPG Industries Inc.                                     35,793             2,193,395
Praxair Inc. (2)                                        67,791             2,897,387
Rohm & Haas Co. (2)                                     46,756             2,009,105
Sherwin-Williams Co. (The)                              29,655             1,303,634
Sigma-Aldrich Corp.                                     14,428               836,824
                                                                   -------------------
                                                                          34,960,604

COMMERCIAL SERVICES--0.86%
Apollo Group Inc. Class A (1)                           40,497             2,971,265
Block (H & R) Inc. (2)                                  34,902             1,724,857
Cendant Corp.                                          220,509             4,762,994
Convergys Corp. (1)                                     29,271               393,110
Deluxe Corp.                                            10,352               424,639
Donnelley (R.R.) & Sons Co.                             45,324             1,419,548
Equifax Inc.                                            28,477               750,654
McKesson Corp.                                          61,084             1,566,805
Moody's Corp. (2)                                       30,948             2,266,941
Paychex Inc.                                            78,782             2,375,277
Robert Half International Inc.                          35,804               922,669
                                                                   -------------------
                                                                          19,578,759

COMPUTERS--3.75%
Affiliated Computer Services Inc. Class A (1) (2)       27,124             1,509,993
Apple Computer Inc. (1)                                 81,022             3,139,603
Computer Sciences Corp. (1)                             39,132             1,843,117
Dell Inc. (1) (2)                                      522,153            18,588,647
Electronic Data Systems Corp.                          106,848             2,071,783
EMC Corp. (1)                                          504,360             5,820,314
Gateway Inc. (1)                                        77,772               384,971
Hewlett-Packard Co.                                    632,043            11,850,806
International Business Machines Corp.                  350,196            30,025,805
Lexmark International Inc. (1)                          27,104             2,277,007
NCR Corp. (1)                                           19,740               978,907
Network Appliance Inc. (1) (2)                          74,695             1,717,985
Sun Microsystems Inc. (1)                              693,817             2,803,021
SunGard Data Systems Inc. (1)                           60,527             1,438,727
Unisys Corp. (1)                                        69,552               717,777
                                                                   -------------------
                                                                          85,168,463

COSMETICS & PERSONAL CARE--2.39%
Alberto-Culver Co. (2)                                  18,880               820,902
Avon Products Inc.                                      98,426             4,299,248
Colgate-Palmolive Co.                                  110,984             5,014,257
Gillette Co. (The)                                     209,301             8,736,224
Kimberly-Clark Corp.                                   103,630             6,693,462
Procter & Gamble Co.                                   531,447            28,761,912
                                                                   -------------------
                                                                          54,326,005

DISTRIBUTION & WHOLESALE--0.11%
Genuine Parts Co.                                       36,395             1,396,840
Grainger (W.W.) Inc. (2)                                18,960             1,093,044
                                                                   -------------------
                                                                           2,489,884

DIVERSIFIED FINANCIAL SERVICES--7.91%
American Express Co. (2)                               265,269            13,650,743
Bear Stearns Companies Inc. (The)                       21,662             2,083,235
Capital One Financial Corp.                             50,444             3,727,812
Citigroup Inc.                                       1,082,132            47,743,664
Countrywide Financial Corp.                            117,616             4,632,894
E*TRADE Financial Corp. (1)                             77,933               889,995
Federal Home Loan Mortgage Corp.                       143,600             9,368,464
Federal National Mortgage Association                  202,130            12,815,042
Federated Investors Inc. Class B (2)                    22,236               632,392
Franklin Resources Inc. (2)                             52,149             2,907,828
Goldman Sachs Group Inc. (The)                         101,508             9,464,606
Janus Capital Group Inc.                                49,951               679,833
JP Morgan Chase & Co.                                  744,084            29,562,457
Lehman Brothers Holdings Inc. (2)                       56,964             4,541,170
MBNA Corp.                                             266,498             6,715,750
Merrill Lynch & Co. Inc.                               196,674             9,778,631
Morgan Stanley                                         229,268            11,302,912
Providian Financial Corp. (1)                           60,814               945,050
Schwab (Charles) Corp. (The) (2)                       284,706             2,616,448
SLM Corp.                                               91,562             4,083,665
T. Rowe Price Group Inc.                                26,432             1,346,446
                                                                   -------------------
                                                                         179,489,037

ELECTRIC--2.58%
AES Corp. (The) (1)                                    134,983             1,348,480
Allegheny Energy Inc. (1) (2)                           26,010               415,120
Ameren Corp.                                            40,178             1,854,215
American Electric Power Co. Inc.                        82,534             2,637,787
Calpine Corp. (1) (2)                                   92,576               268,470
CenterPoint Energy Inc. (2)                             64,111               664,190
Cinergy Corp. (2)                                       37,533             1,486,307
CMS Energy Corp. (1) (2)                                34,161               325,213
Consolidated Edison Inc. (2)                            50,265             2,113,141
Constellation Energy Group Inc.                         36,641             1,459,777
Dominion Resources Inc.                                 68,976             4,500,684
DTE Energy Co. (2)                                      36,186             1,526,687
Duke Energy Corp. (2)                                  195,877             4,483,625
Edison International                                    67,972             1,801,938
Entergy Corp.                                           47,707             2,891,521
Exelon Corp.                                           137,872             5,058,524
FirstEnergy Corp.                                       68,805             2,826,509
FPL Group Inc. (2)                                      38,553             2,633,941
NiSource Inc.                                           54,960             1,154,710
PG&E Corp. (1) (2)                                      84,483             2,568,283
Pinnacle West Capital Corp.                             19,066               791,239
PPL Corp. (2)                                           39,452             1,861,345
Progress Energy Inc.                                    51,439             2,177,927
Public Service Enterprise Group Inc. (2)                49,359             2,102,693
Southern Co. (The)                                     153,827             4,611,733
TECO Energy Inc.                                        41,485               561,292
TXU Corp. (2)                                           62,491             2,994,569
Xcel Energy Inc. (2)                                    83,306             1,442,860
                                                                   -------------------
                                                                          58,562,780

ELECTRICAL COMPONENTS & EQUIPMENT--0.33%
American Power Conversion Corp.                         41,776               726,485
Emerson Electric Co.                                    87,996             5,446,072
Molex Inc. (2)                                          39,565             1,179,828
Power-One Inc. (1) (2)                                  17,065               110,581
                                                                   -------------------
                                                                           7,462,966

ELECTRONICS--0.54%
Agilent Technologies Inc. (1)                          101,419             2,187,608
Applera Corp. - Applied Biosystems Group                42,215               796,597
Fisher Scientific International Inc. (1)                23,786             1,387,437
Jabil Circuit Inc. (1)                                  41,882               963,286
Parker Hannifin Corp.                                   24,943             1,468,145
PerkinElmer Inc.                                        26,659               459,068
Sanmina-SCI Corp. (1)                                  108,698               766,321
Solectron Corp. (1) (2)                                200,593               992,935
Symbol Technologies Inc.                                48,941               618,614
Tektronix Inc.                                          17,665               587,361
Thermo Electron Corp. (1)                               34,578               934,298
Waters Corp. (1)                                        24,861             1,096,370
                                                                   -------------------
                                                                          12,258,040

ENGINEERING & CONSTRUCTION--0.03%
Fluor Corp. (2)                                        17,327                771,398
                                                                   -------------------
                                                                             771,398

ENTERTAINMENT--0.11%
International Game Technology Inc.                     72,155              2,593,972
                                                                   -------------------
                                                                           2,593,972

ENVIRONMENTAL CONTROL--0.17%
Allied Waste Industries Inc. (1)                       65,534                579,976
Waste Management Inc.                                 121,095              3,310,737
                                                                   -------------------
                                                                           3,890,713

FOOD--1.69%
Albertson's Inc. (2)                                   76,729              1,836,125
Archer-Daniels-Midland Co. (2)                        135,592              2,302,352
Campbell Soup Co.                                      85,732              2,253,894
ConAgra Foods Inc. (2)                                110,227              2,833,936
General Mills Inc.                                     79,409              3,565,464
Heinz (H.J.) Co.                                       73,448              2,645,597
Hershey Foods Corp. (2)                                51,895              2,424,015
Kellogg Co.                                            86,349              3,683,648
Kroger Co. (1)                                        154,894              2,403,955
McCormick & Co. Inc. NVS                               28,407                975,496
Safeway Inc. (1) (2)                                   93,102              1,797,800
Sara Lee Corp.                                        164,858              3,768,654
SUPERVALU Inc.                                         28,131                775,009
Sysco Corp.                                           133,376              3,990,610
Winn-Dixie Stores Inc. (2)                             29,013                 89,650
Wrigley (William Jr.) Co.                              46,852              2,966,200
                                                                   -------------------
                                                                          38,312,405

FOREST PRODUCTS & PAPER--0.56%
Boise Cascade Corp.                                    18,296                608,891
Georgia-Pacific Corp.                                  53,917              1,938,316
International Paper Co. (2)                           101,266              4,092,159
Louisiana-Pacific Corp.                                22,712                589,376
MeadWestvaco Corp.                                     42,049              1,341,363
Temple-Inland Inc.                                     11,552                775,717
Weyerhaeuser Co.                                       50,304              3,344,210
                                                                   -------------------
                                                                          12,690,032

GAS--0.16%
KeySpan Corp.                                          33,418              1,309,986
Nicor Inc. (2)                                          9,020                331,034
Peoples Energy Corp. (2)                                7,841                326,813
Sempra Energy (2)                                      47,934              1,734,731
                                                                   -------------------
                                                                           3,702,564

HAND & MACHINE TOOLS--0.10%
Black & Decker Corp.                                   16,521              1,279,386
Snap-On Inc.                                           11,933                328,873
Stanley Works (The) (2)                                17,042                724,796
                                                                   -------------------
                                                                           2,333,055

HEALTH CARE-PRODUCTS--3.59%
Bard (C.R.) Inc.                                       21,770              1,232,835
Bausch & Lomb Inc. (2)                                 11,052                734,405
Baxter International Inc.                             127,848              4,111,592
Becton, Dickinson & Co.                                52,444              2,711,355
Biomet Inc.                                            53,074              2,488,109
Boston Scientific Corp. (1)                           175,914              6,989,063
Guidant Corp.                                          65,427              4,320,799
Johnson & Johnson                                     620,021             34,925,783
Medtronic Inc.                                        252,835             13,122,137
St. Jude Medical Inc. (1)                              36,748              2,766,022
Stryker Corp. (2)                                      83,474              4,013,430
Zimmer Holdings Inc. (1)                               51,183              4,045,504
                                                                   -------------------
                                                                          81,461,034

HEALTH CARE-SERVICES--1.26%
Aetna Inc. (2)                                         32,074              3,205,155
Anthem Inc. (1) (2)                                    29,159              2,544,123
HCA Inc.                                              101,298              3,864,519
Health Management Associates Inc. Class A              50,715              1,036,107
Humana Inc. (1)                                        33,706                673,446
Manor Care Inc.                                        18,554                555,878
Quest Diagnostics Inc. (2)                             21,347              1,883,232
Tenet Healthcare Corp. (1) (2)                         97,117              1,047,892
UnitedHealth Group Inc.                               138,915             10,243,592
WellPoint Health Networks Inc. (1)                     32,805              3,447,477
                                                                   -------------------
                                                                          28,501,421

HOME BUILDERS--0.17%
Centex Corp.                                          25,738               1,298,739
KB Home                                                9,750                 823,778
Pulte Homes Inc.                                      26,450               1,623,237
                                                                   -------------------
                                                                           3,745,754

HOME FURNISHINGS--0.10%
Leggett & Platt Inc.                                  40,058               1,125,630
Maytag Corp. (2)                                      16,086                 295,500
Whirlpool Corp.                                       13,927                 836,873
                                                                   -------------------
                                                                           2,258,003

HOUSEHOLD PRODUCTS & WARES--0.27%
Avery Dennison Corp. (2)                              23,046               1,515,966
Clorox Co.                                            44,255               2,358,792
Fortune Brands Inc.                                   30,238               2,240,333
                                                                   -------------------
                                                                           6,115,091

HOUSEWARES--0.05%
Newell Rubbermaid Inc. (2)                            57,334               1,148,973
                                                                   -------------------
                                                                           1,148,973

INSURANCE--4.64%
ACE Ltd.                                              59,065               2,366,144
AFLAC Inc.                                           106,088               4,159,710
Allstate Corp. (The)                                 145,221               6,969,156
Ambac Financial Group Inc.                            22,615               1,808,069
American International Group Inc.                    543,997              36,986,356
AON Corp.                                             65,738               1,889,310
Chubb Corp.                                           39,892               2,803,610
CIGNA Corp.                                           29,045               2,022,403
Cincinnati Financial Corp. (2)                        35,103               1,446,946
Hartford Financial Services Group Inc. (2)            61,238               3,792,469
Jefferson-Pilot Corp.                                 28,764               1,428,420
Lincoln National Corp.                                37,197               1,748,259
Loews Corp.                                           38,695               2,263,658
Marsh & McLennan Companies Inc.                      109,153               4,994,841
MBIA Inc. (2)                                         30,123               1,753,460
MetLife Inc.                                         157,129               6,073,036
MGIC Investment Corp.                                 20,611               1,371,662
Principal Financial Group Inc. (2)                    66,028               2,375,027
Progressive Corp. (The)                               45,349               3,843,328
Prudential Financial Inc.                            108,874               5,121,433
SAFECO Corp. (2)                                      26,301               1,200,641
St. Paul Travelers Companies Inc.                    139,147               4,600,200
Torchmark Corp.                                       23,039               1,225,214
UNUMProvident Corp. (2)                               61,826                 970,050
XL Capital Ltd. Class A                               28,814               2,131,948
                                                                   -------------------
                                                                         105,345,350

INTERNET--1.17%
eBay Inc. (1)                                        138,080              12,695,075
Monster Worldwide Inc. (1) (2)                        24,462                 602,744
Symantec Corp. (1)                                    65,824               3,612,421
Yahoo! Inc. (1)                                      284,206               9,637,425
                                                                   -------------------
                                                                          26,547,665

IRON & STEEL--0.12%
Allegheny Technologies Inc.                           19,878                 362,774
Nucor Corp. (2)                                       16,469               1,504,773
United States Steel Corp.                             23,644                 889,487
                                                                   -------------------
                                                                           2,757,034

LEISURE TIME--0.51%
Brunswick Corp.                                       19,766                 904,492
Carnival Corp. (2)                                   131,966               6,240,672
Harley-Davidson Inc. (2)                              61,565               3,659,424
Sabre Holdings Corp.                                  29,112                 714,117
                                                                   -------------------
                                                                          11,518,705

LODGING--0.32%
Harrah's Entertainment Inc.                           23,538               1,247,043
Hilton Hotels Corp. (2)                               79,985               1,506,917
Marriott International Inc. Class A                   47,805               2,483,948
Starwood Hotels & Resorts Worldwide Inc.              43,182               2,004,508
                                                                   -------------------
                                                                           7,242,416

MACHINERY--0.50%
Caterpillar Inc.                                      71,589               5,759,335
Cummins Inc. (2)                                       8,997                 664,788
Deere & Co.                                           51,927               3,351,888
Rockwell Automation Inc.                              38,782               1,500,863
                                                                   -------------------
                                                                          11,276,874

MANUFACTURING--5.69%
Cooper Industries Ltd.                                19,771               1,166,489
Crane Co.                                             12,170                 351,956
Danaher Corp.                                         64,241               3,294,278
Dover Corp.                                           42,403               1,648,205
Eastman Kodak Co. (2)                                 59,795               1,926,595
Eaton Corp.                                           31,417               1,992,152
General Electric Co.                               2,205,576              74,063,242
Honeywell International Inc.                         179,129               6,423,566
Illinois Tool Works Inc. (2)                          63,388               5,905,860
Ingersoll-Rand Co. Class A                            36,150               2,457,116
ITT Industries Inc.                                   19,322               1,545,567
Pall Corp. (2)                                        26,109                 639,148
Textron Inc.                                          28,711               1,845,256
3M Co.                                               163,498              13,074,935
Tyco International Ltd.                              419,615              12,865,396
                                                                   -------------------
                                                                         129,199,761

MEDIA--3.11%
Clear Channel Communications Inc.                    123,917               3,862,493
Comcast Corp. Class A (1)                            467,003              13,188,165
Dow Jones & Co. Inc. (2)                              17,068                 693,131
Gannett Co. Inc.                                      55,844               4,677,493
Knight Ridder Inc.                                    16,357               1,070,566
McGraw-Hill Companies Inc. (The)                      39,738               3,166,721
Meredith Corp.                                        10,488                 538,873
New York Times Co. Class A (2)                        31,023               1,212,999
Time Warner Inc. (1)                                 955,144              15,416,024
Tribune Co.                                           67,030               2,758,285
Univision Communications Inc. Class A (1)             67,469               2,132,695
Viacom Inc. Class B                                  362,397              12,162,043
Walt Disney Co. (The)                                429,175               9,677,896
                                                                   -------------------
                                                                          70,557,384

METAL FABRICATE & HARDWARE--0.02%
Worthington Industries Inc. (2)                       17,637                 376,550
                                                                   -------------------
                                                                             376,550

MINING--0.60%
Alcoa Inc.                                           181,345               6,091,379
Freeport-McMoRan Copper & Gold Inc. (2)               36,941               1,496,111
Newmont Mining Corp.                                  92,419               4,207,837
Phelps Dodge Corp.                                    19,507               1,795,229
                                                                   -------------------
                                                                          13,590,556

OFFICE & BUSINESS EQUIPMENT--0.20%
Pitney Bowes Inc.                                     48,216               2,126,326
Xerox Corp. (1) (2)                                  175,251               2,467,534
                                                                   -------------------
                                                                           4,593,860

OIL & GAS--6.14%
Amerada Hess Corp.                                    19,034               1,694,026
Anadarko Petroleum Corp.                              52,540               3,486,554
Apache Corp.                                          67,843               3,399,613
Burlington Resources Inc.                             82,758               3,376,526
ChevronTexaco Corp.                                  445,410              23,891,792
ConocoPhillips                                       143,872              11,919,795
Devon Energy Corp.                                    50,492               3,585,437
EOG Resources Inc.                                    24,319               1,601,406
Exxon Mobil Corp.                                  1,359,444              65,701,929
Kerr-McGee Corp.                                      31,212               1,786,887
Marathon Oil Corp.                                    72,055               2,974,430
Nabors Industries Ltd. (1)                            30,996               1,467,661
Noble Corp. (1) (2)                                   28,134               1,264,623
Occidental Petroleum Corp.                            81,599               4,563,832
Rowan Companies Inc. (1) (2)                          22,084                 583,018
Sunoco Inc.                                           15,701               1,161,560
Transocean Inc. (1)                                   66,926               2,394,612
Unocal Corp.                                          54,980               2,364,140
Valero Energy Corp.                                   26,855               2,154,040
                                                                   -------------------
                                                                         139,371,881

OIL & GAS SERVICES--0.71%
Baker Hughes Inc.                                     69,485               3,037,884
BJ Services Co.                                       33,569               1,759,351
Halliburton Co.                                       91,814               3,093,214
Schlumberger Ltd.                                    123,346               8,302,419
                                                                   -------------------
                                                                          16,192,868

PACKAGING & CONTAINERS--0.13%
Ball Corp.                                            23,522                 880,428
Bemis Co. Inc. (2)                                    22,317                 593,186
Pactiv Corp. (1)                                      32,180                 748,185
Sealed Air Corp. (1)                                  17,596                 815,575
                                                                   -------------------
                                                                           3,037,374

PHARMACEUTICALS--6.20%
Abbott Laboratories                                  326,110              13,814,020
Allergan Inc.                                         27,401               1,987,943
AmerisourceBergen Corp.                               23,431               1,258,479
Bristol-Myers Squibb Co. (2)                         405,549               9,599,345
Cardinal Health Inc.                                  89,773               3,929,364
Caremark Rx Inc. (1) (2)                              97,327               3,121,277
Express Scripts Inc. (1) (2)                          16,260               1,062,428
Forest Laboratories Inc. (1)                          77,147               3,470,072
Gilead Sciences Inc. (1)                              89,416               3,342,370
Hospira Inc. (1)                                      32,562                 996,397
King Pharmaceuticals Inc. (1)                         50,385                 601,597
Lilly (Eli) & Co.                                    236,166              14,181,768
Medco Health Solutions Inc. (1)                       56,548               1,747,333
Merck & Co. Inc.                                     463,469              15,294,477
Mylan Laboratories Inc. (2)                           56,035               1,008,630
Pfizer Inc.                                        1,578,023              48,287,504
Schering-Plough Corp.                                307,006               5,851,534
Watson Pharmaceuticals Inc. (1)                       22,724                 669,449
Wyeth                                                278,135              10,402,249
                                                                   -------------------
                                                                         140,626,236

PIPELINES--0.20%
Dynegy Inc. Class A (1) (2)                           77,220                 385,328
El Paso Corp. (2)                                    133,752               1,229,181
Kinder Morgan Inc.                                    25,886               1,626,159
Williams Companies Inc.                              108,457               1,312,330
                                                                   -------------------
                                                                           4,552,998

REAL ESTATE INVESTMENT TRUSTS--0.43%
Apartment Investment & Management Co. Class A         19,646                 683,288
Equity Office Properties Trust (2)                    84,194               2,294,287
Equity Residential                                    58,453               1,812,043
Plum Creek Timber Co. Inc.                            38,232               1,339,267
ProLogis                                              37,840               1,333,482
Simon Property Group Inc.                             43,411               2,328,132
                                                                   -------------------
                                                                           9,790,499

RETAIL--6.67%
AutoNation Inc. (1) (2)                               55,882                 954,465
AutoZone Inc. (1) (2)                                 17,242               1,331,945
Bed Bath & Beyond Inc. (1)                            62,682               2,326,129
Best Buy Co. Inc.                                     67,687               3,671,343
Big Lots Inc. (1) (2)                                 23,943                 292,823
Circuit City Stores Inc.                              42,311                 649,051
Costco Wholesale Corp.                                96,325               4,003,267
CVS Corp.                                             83,421               3,514,527
Darden Restaurants Inc.                               33,757                 787,213
Dillard's Inc. Class A                                17,038                 336,330
Dollar General Corp.                                  68,476               1,379,791
Family Dollar Stores Inc.                             35,788                 969,855
Federated Department Stores Inc.                      37,511               1,704,125
Gap Inc. (The)                                       187,778               3,511,449
Home Depot Inc.                                      459,192              18,000,326
Kohl's Corp. (1)                                      71,131               3,427,803
Limited Brands Inc.                                   98,316               2,191,464
Lowe's Companies Inc.                                163,277               8,874,105
May Department Stores Co. (The)                       60,677               1,555,152
McDonald's Corp.                                     262,614               7,361,070
Nordstrom Inc.                                        29,027               1,109,992
Office Depot Inc. (1)                                 65,281                 981,173
Penney (J.C.) Co. Inc. (Holding Co.) (2)              60,188               2,123,433
RadioShack Corp.                                      33,600                 962,304
Sears, Roebuck and Co.                                44,393               1,769,061
Staples Inc.                                         103,757               3,094,034
Starbucks Corp. (1)                                   82,712               3,760,088
Target Corp.                                         189,183               8,560,531
Tiffany & Co.                                         30,545                 938,953
TJX Companies Inc. (2)                               102,355               2,255,904
Toys R Us Inc. (1)                                    44,654                 792,162
Walgreen Co.                                         213,704               7,657,014
Wal-Mart Stores Inc.                                 886,662              47,170,418
Wendy's International Inc.                            23,806                 799,882
Yum! Brands Inc.                                      60,373               2,454,766
                                                                   -------------------
                                                                         151,271,948

SAVINGS & LOANS--0.54%
Golden West Financial Corp.                           31,839               3,532,537
Sovereign Bancorp Inc. (2)                            71,567               1,561,592
Washington Mutual Inc.                               182,261               7,122,760
                                                                   -------------------
                                                                          12,216,889

SEMICONDUCTORS--2.76%
Advanced Micro Devices Inc. (1) (2)                   73,775                 959,075
Altera Corp. (1)                                      78,098               1,528,378
Analog Devices Inc. (2)                               79,028               3,064,706
Applied Materials Inc. (1)                           354,726               5,849,432
Applied Micro Circuits Corp. (1)                      65,107                 203,785
Broadcom Corp. Class A (1)                            67,265               1,835,662
Intel Corp.                                        1,341,146              26,903,389
KLA-Tencor Corp. (1) (2)                              41,009               1,701,053
Linear Technology Corp. (2)                           64,546               2,339,147
LSI Logic Corp. (1)                                   79,756                 343,748
Maxim Integrated Products Inc. (2)                    67,825               2,868,319
Micron Technology Inc. (1) (2)                       127,368               1,532,237
National Semiconductor Corp. (1)                      74,848               1,159,396
Novellus Systems Inc. (1)                             30,155                 801,821
NVIDIA Corp. (1)                                      34,630                 502,828
PMC-Sierra Inc. (1) (2)                               36,867                 324,798
QLogic Corp. (1)                                      19,341                 572,687
Teradyne Inc. (1)                                     40,478                 542,405
Texas Instruments Inc.                               361,071               7,683,591
Xilinx Inc.                                           72,409               1,955,043
                                                                   -------------------
                                                                          62,671,500

SOFTWARE--4.81%
Adobe Systems Inc.                                    49,803               2,463,754
Autodesk Inc.                                         23,683               1,151,704
Automatic Data Processing Inc.                       122,541               5,063,394
BMC Software Inc. (1)                                 46,322                 732,351
Citrix Systems Inc. (1)                               35,523                 622,363
Computer Associates International Inc. (2)           121,987               3,208,258
Compuware Corp. (1)                                   80,615                 415,167
Electronic Arts Inc. (1) (2)                          63,141               2,903,855
First Data Corp.                                     179,620               7,813,470
Fiserv Inc. (1)                                       40,674               1,417,896
IMS Health Inc.                                       48,730               1,165,622
Intuit Inc. (1)                                       39,964               1,814,366
Mercury Interactive Corp. (1)                         19,239                 671,056
Microsoft Corp.                                    2,271,262              62,800,394
Novell Inc. (1) (2)                                   80,705                 509,249
Oracle Corp. (1)                                   1,081,778              12,202,456
Parametric Technology Corp. (1)                       54,554                 288,045
PeopleSoft Inc. (1)                                   76,126               1,511,101
Siebel Systems Inc. (1)                              104,866                 790,690
Veritas Software Corp. (1)                            90,085               1,603,513
                                                                   -------------------
                                                                         109,148,704

TELECOMMUNICATIONS--6.16%
ADC Telecommunications Inc. (1) (2)                  168,874                 305,662
Alltel Corp.                                          64,284               3,529,834
Andrew Corp. (1)                                      33,530                 410,407
AT&T Corp.                                           165,615               2,371,607
AT&T Wireless Services Inc. (1)                      568,871               8,407,913
Avaya Inc. (1) (2)                                    94,516               1,317,553
BellSouth Corp.                                      382,604              10,376,221
CenturyTel Inc.                                       28,529                 976,833
CIENA Corp. (1)                                      117,622                 232,892
Cisco Systems Inc. (1)                             1,412,432              25,565,019
Citizens Communications Co.                           69,223                 926,896
Comverse Technology Inc. (1)                          40,826                 768,754
Corning Inc. (1)                                     291,080               3,225,166
JDS Uniphase Corp. (1)                               300,493               1,012,661
Lucent Technologies Inc. (1) (2)                     900,085               2,853,269
Motorola Inc.                                        493,497               8,902,686
Nextel Communications Inc. Class A (1) (2)           232,597               5,545,113
QUALCOMM Inc.                                        340,023              13,274,498
Qwest Communications International Inc. (1)          379,005               1,262,087
SBC Communications Inc.                              692,192              17,962,382
Scientific-Atlanta Inc.                               31,958                 828,351
Sprint Corp. (FON Group)                             303,417               6,107,784
Tellabs Inc. (1) (2)                                  86,774                 797,453
Verizon Communications Inc.                          578,313              22,773,966
                                                                   -------------------
                                                                         139,735,007

TEXTILES--0.07%
Cintas Corp.                                          35,714               1,501,417
                                                                   -------------------
                                                                           1,501,417

TOYS, GAMES & HOBBIES--0.10%
Hasbro Inc. (2)                                       36,812                 692,066
Mattel Inc. (2)                                       87,011               1,577,509
                                                                   -------------------
                                                                           2,269,575

TRANSPORTATION--1.49%
Burlington Northern Santa Fe Corp.                    77,366               2,963,891
CSX Corp. (2)                                         44,789               1,486,995
FedEx Corp.                                           62,747               5,376,790
Norfolk Southern Corp.                                81,790               2,432,435
Ryder System Inc.                                     13,655                 642,331
Union Pacific Corp.                                   54,054               3,167,564
United Parcel Service Inc. Class B                   235,096              17,848,488
                                                                   -------------------
                                                                          33,918,494
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $2,396,971,050)                                                 2,174,499,734
--------------------------------------------------------------------------------------
Security                                               Shares               Value
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--10.60%
COMMERCIAL PAPER--1.56%
Alpine Securitization Corp.
  1.77%, 10/18/04 (3)                                822,987                 822,299
  1.88%, 10/01/04 (3)                                935,213                 935,213
Amsterdam Funding Corp.
  1.72%, 10/14/04 (3)                                701,409                 700,974
  1.73%, 10/18/04 (3)                                233,803                 233,612
  1.78%, 10/26/04 (3)                                420,846                 420,325
  1.78%, 10/27/04 (3)                                233,803                 233,503
  1.78%, 10/28/04 (3)                                701,409                 700,466
Barton Capital Corp.
  1.77%, 10/15/04 (3)                                561,128                 560,742
  1.78%, 10/18/04 (3)                                935,213                 934,429
  1.78%, 10/19/04 (3)                                701,409                 700,785
Blue Ridge Asset Funding Corp.
  1.72%, 10/13/04 (3)                                467,606                 467,338
CRC Funding LLC
  1.78%, 11/09/04 (3)                                467,606                 466,705
Delaware Funding Corp.
  1.78%, 10/22/04 (3)                                233,803                 233,560
  1.78%, 10/26/04 (3)                                233,803                 233,514
  1.78%, 10/27/04 (3)                                478,408                 477,793
Edison Asset Securitization
  1.45%, 11/09/04 (3)                                935,213                 933,744
  1.59%, 12/02/04 (3)                                935,213                 932,652
Eureka Securitization Inc.
  1.79%, 11/01/04 (3)                                397,325                 396,713
Falcon Asset Securitization Corp.
  1.72%, 10/14/04 (3)                                701,409                 700,974
  1.78%, 10/22/04 (3)                                233,803                 233,560
  1.78%, 10/26/04 (3)                                374,085                 373,623
Ford Credit Auto Receivables
  1.85%, 01/14/05 (3)                                467,606                 465,083
GIRO Funding US Corp.
  1.55%, 10/15/04 (3)                                613,266                 612,896
  1.78%, 10/27/04 (3)                                436,688                 436,127
Grampian Funding LLC
  1.26%, 10/22/04 (3)                                935,213                 934,528
  1.44%, 10/27/04 (3)                                935,213                 934,240
  1.59%, 11/30/04 (3)                                467,606                 466,367
  1.78%, 10/18/04 (3)                                935,213                 934,426
Jupiter Securitization Corp.
  1.72%, 10/15/04 (3)                              1,169,016               1,168,234
  1.78%, 10/27/04 (3)                                467,606                 467,005
Liberty Street Funding Corp.
  1.79%, 10/20/04 (3)                                702,232                 701,570
Nationwide Building Society
  1.63%, 12/09/04 (3)                                776,226                 773,801
Park Avenue Receivables Corp.
  1.78%, 10/25/04 (3)                                467,606                 467,051
  1.78%, 10/28/04 (3)                                570,480                 569,718
Preferred Receivables Funding Corp.
  1.72%, 10/14/04 (3)                              1,870,425               1,869,263
  1.77%, 10/06/04 (3)                                935,213                 934,983
  1.78%, 10/15/04 (3)                                467,606                 467,283
  1.78%, 10/19/04 (3)                                233,803                 233,595
  1.80%, 10/28/04 (3)                                703,401                 702,452
Prudential Funding LLC
  1.60%, 12/01/04 (3)                                467,606                 466,339
Ranger Funding Co. LLC
  1.76%, 10/01/04 (3)                                935,213                 935,213
Scaldis Capital LLC
  1.73%, 10/15/04 (3)                                467,606                 467,292
Sydney Capital Corp.
  1.25%, 10/22/04 (3)                                311,239                 311,012
  1.74%, 10/12/04 (3)                              1,613,896               1,613,038
UBS Finance (Delaware)
  1.11%, 12/17/04 (3)                              1,402,819               1,399,488
  1.88%, 10/01/04 (3)                              5,143,669               5,143,669
WhistleJacket Capital LLC
  1.26%, 10/20/04 (3)                                231,652                 231,499
                                                                   -------------------
                                                                          35,398,696

FLOATING RATE NOTES--1.65%
Bank of Nova Scotia
  1.76%, 09/26/05 (3)                                233,803                 233,701
Beta Finance Inc.
  1.63%, 05/04/05 (3) (5)                            561,128                 561,061
  1.69%, 10/12/04 (3) (5)                            467,606                 467,605
  1.80%, 03/15/05 (3) (5)                            467,606                 467,777
  1.89%, 09/23/05 (3) (5)                            841,691                 841,362
  1.89%, 09/27/05 (3) (5)                            748,170                 747,874
  2.04%, 10/27/05 (3) (5)                            888,452                 889,498
Canadian Imperial Bank of Commerce
  1.68%, 09/13/05 (3)                              1,402,819               1,402,384
CC USA Inc.
  1.61%, 07/29/05 (3) (5)                            935,213                 934,981
  1.63%, 05/04/05 (3) (5)                            935,213                 935,103
Den Danske Bank NY
  1.68%, 08/12/05 (3)                                935,213                 934,970
  1.77%, 08/26/05 (3)                                935,213                 934,960
Depfa Bank PLC
  1.86%, 09/15/05 (3)                                935,213                 935,213
Dorada Finance Inc.
  1.61%, 07/29/05 (3) (5)                            776,226                 776,034
Five Finance Inc.
  1.79%, 04/29/05 (3) (5)                            748,170                 748,127
HBOS Treasury Services PLC
  1.96%, 04/22/05 (3)                                935,213                 935,213
K2 USA LLC
  1.61%, 07/25/05 (3) (5)                            467,606                 467,530
  1.70%, 06/10/05 (3) (5)                            935,213                 935,134
  1.70%, 09/12/05 (3) (5)                            935,213                 935,036
  1.79%, 10/20/05 (3) (5)                            935,213                 935,246
Links Finance LLC
  1.68%, 04/25/05 (3)                                935,213                 935,558
  1.71%, 04/15/05 (3) (5)                            935,213                 935,112
National City Bank (Ohio)
  1.67%, 08/09/05 (3)                                935,213                 934,973
  1.73%, 06/10/05 (3)                                467,606                 467,707
  1.76%, 06/23/05 (3)                                935,213                 935,009
Nationwide Building Society
  1.96%, 10/28/05 (3) (5)                          1,589,861               1,590,084
Norddeutsche Landesbank
  1.59%, 07/27/05 (3)                                935,213                 934,943
Northern Rock PLC
  1.56%, 01/13/05 (3) (5)                            888,452                 888,452
Permanent Financing PLC
  1.69%, 03/10/05 (3)                                935,213                 935,213
  1.70%, 12/10/04 (3)                                467,606                 467,606
  1.72%, 06/10/05 (3)                                420,846                 420,846
Sigma Finance Inc.
  1.52%, 10/07/04 (3)                                935,213                 935,210
  1.73%, 11/15/04 (3)                                935,213                 935,204
  1.75%, 08/17/05 (3)                                467,606                 467,642
  1.75%, 09/15/05 (3)                              1,169,016               1,169,118
Tango Finance Corp.
  1.66%, 04/07/05 (3) (5)                            343,223                 343,205
  1.66%, 05/17/05 (3) (5)                            776,226                 776,202
  1.70%, 02/25/05 (3) (5)                            523,719                 523,677
  1.72%, 01/18/05 (3) (5)                            411,494                 411,481
  1.81%, 07/25/05 (3) (5)                            935,213                 935,136
WhistleJacket Capital LLC
  1.72%, 07/15/05 (3) (5)                            701,409                 701,297
  1.72%, 09/15/05 (3)                                701,409                 701,275
  1.84%, 06/15/05 (3) (5)                            467,606                 467,531
White Pine Finance LLC
  1.55%, 07/11/05 (3)                                233,803                 233,783
  1.63%, 07/05/05 (3)                                467,606                 467,529
  1.68%, 05/20/05 (3)                                420,846                 420,819
  1.71%, 04/15/05 (3) (5)                            701,409                 701,335
  1.72%, 11/15/04 (3) (5)                            561,128                 561,128
  1.73%, 06/15/05 (3) (5)                            383,437                 383,437
  1.80%, 03/29/05 (3)                                402,141                 402,097
  1.80%, 08/26/05 (3) (5)                            467,606                 467,522
                                                                   -------------------
                                                                          37,468,940

MEDIUM-TERM NOTES--0.13%
CC USA Inc.
  1.29%, 04/15/05 (3) (5)                            935,213                 935,162
  1.51%, 02/15/05 (3) (5)                            607,888                 608,243
Dorada Finance Inc.
  1.48%, 01/18/05 (3) (5)                            701,409                 701,399
K2 USA LLC
  1.46%, 01/12/05 (3) (5)                            467,606                 467,593
WhistleJacket Capital LLC
  1.32%, 02/04/05 (3) (5)                            233,803                 233,787
                                                                   -------------------
                                                                           2,946,184

MONEY MARKET FUNDS--5.22%
Barclays Global Investors Funds Government
Money Market Fund, Institutional Shares
(3) (4)                                            3,740,850               3,740,850
Barclays Global Investors Funds
Institutional Money Market Fund,
Institutional Shares (3) (4)                     103,422,067             103,422,067
Barclays Global Investors Funds Prime
Money Market Fund, Institutional Shares
(3) (4)                                           10,287,338              10,287,338


BlackRock Temp Cash Money Market Fund (3)            387,793                 387,793
Short-Term Investment Co. - Prime Money
Market Portfolio, Institutional Shares (3)           628,312                 628,312
                                                                   -------------------
                                                                         118,466,360

REPURCHASE AGREEMENTS--0.79%
Banc of America Securities LLC
  1.90%, 10/01/04 (3) (6)                          2,805,638               2,805,638
Bank of America N.A.
  1.90%, 10/01/04 (3) (6)                          6,546,488               6,546,488
Goldman Sachs & Co.
  1.90%, 10/01/04 (3) (6)                          6,078,882               6,078,882
Lehman Brothers Inc.
  1.90%, 10/01/04 (3) (6)                          2,431,553               2,431,553
                                                                   -------------------
                                                                          17,862,561

TIME DEPOSITS--0.84%
Abbey National Treasury Services PLC
  1.25%, 01/06/05 (3)                                935,213                 935,213
  1.33%, 02/10/05 (3)                                467,606                 467,581
  1.39%, 02/02/05 (3)                                467,606                 467,582
  1.39%, 04/08/05 (3)                                654,649                 654,598
  1.40%, 10/25/04 (3)                                935,213                 935,203
Bank of New York
  1.39%, 11/01/04 (3)                                935,213                 935,205
  1.60%, 12/03/04 (3)                                233,803                 233,783
Bank of Nova Scotia
  1.13%, 10/06/04 (3)                                935,213                 935,213
  1.24%, 10/07/04 (3)                                701,409                 701,408
  1.42%, 10/29/04 (3)                                701,409                 701,413
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04 (3)                                701,409                 701,408
  1.38%, 11/22/04 (3)                                233,803                 233,806
  1.40%, 10/29/04 (3)                                935,213                 935,211
HBOS Treasury Services PLC
  1.24%, 04/01/05 (3)                                598,536                 598,506
National City Bank (Ohio)
  1.25%, 01/06/05 (3)                                935,213                 935,225
Nordea Bank PLC
  2.11%, 06/07/05 (3)                                935,213                 935,086
SunTrust Bank
  1.88%, 10/01/04 (3)                              3,740,850               3,740,850
Toronto-Dominion Bank
  1.22%, 03/23/05 (3)                              1,636,622               1,636,486
  1.34%, 02/10/05 (3)                                374,085                 374,065
  1.41%, 11/01/04 (3)                                701,409                 701,403
  1.77%, 05/10/05 (3)                                467,606                 467,578
  1.78%, 10/29/04 (3)                                467,606                 467,606
  1.90%, 05/11/05 (3)                                467,606                 467,578
                                                                   -------------------
                                                                          19,162,007

U.S. GOVERNMENT AGENCY NOTES--0.15%
Federal Home Loan Mortgage Corp.
  1.63%, 04/15/05 (3)                                654,649                 655,774
  1.80%, 01/18/05 (3)                                434,874                 432,504
  1.80%, 01/19/05 (3)                                467,606                 465,034
  2.06%, 05/31/05 (3)                                466,232                 459,775
Federal National Mortgage Association
  2.33%, 07/22/05 (3)                              1,402,819               1,376,183
                                                                   -------------------
                                                                           3,389,270

U.S. TREASURY OBLIGATIONS--0.26%
U.S. Treasury Bill
  1.67% (7), 12/23/04 (8)                          5,900,000               5,877,462
                                                                   -------------------
                                                                           5,877,462
--------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(Cost: $240,571,375)                                                     240,571,480
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 106.40%
(Cost: $2,637,542,425) (9)                                             2,415,071,214
--------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (6.40%)                               (145,294,721)
NET ASSETS -- 100.00%                                                 $2,269,776,493
======================================================================================

NVS
Non-Voting Shares

(1) Non-income earning security.

(2) All or a portion of this security represents a security on loan. See Note 3.

(3) All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4) The Master Portfolio's investment adviser is an affiliate of the issuer. See Note 2.

(5) Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6) Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

(7) Yield to maturity.

(8) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

(9) As of September 30, 2004, the cost of investments for federal income tax purposes was $2,544,007,089. Net unrealized depreciation on securities based on tax cost was $128,935,875.

See accompanying notes to the schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO THE SCHEDULES OF INVESTMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio ("MIP") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company organized as a Delaware statutory trust. As of September 30, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the Schedules of Investments for the S&P 500 Index Master Portfolio (the "Master Portfolio").

SECURITY VALUATION

Investments of the Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ official closing price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission ("SEC"), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of September 30, 2004, the open futures contracts held by the Master Portfolio were as follows:

--------------------------------------------------------------------------------------
Number of   Position   Futures         Expiration     Notional         Net Unrealized
Contracts              Index           Date           Contract Value   (Depreciation)
--------------------------------------------------------------------------------------
 272        Long       S&P 500 Mini    12/17/04       $15,162,640       $  (55,678)
 293        Long       S&P 500         12/17/04        81,666,425         (668,040)

The Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $5,900,000 for initial margin requirements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of September 30, 2004, a portion of the Master Portfolio's cash collateral for securities on loan was invested in repurchase agreements, as disclosed in the Master Portfolio's Schedule of Investments. For further information, see Note 3, below.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund ("GMMF"), Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by Barclays Global Fund Advisors ("BGFA"), the Master Portfolio's investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment of the Master Portfolio in shares of issuers affiliated with BGFA for the nine months ended September 30, 2004, including income earned from affiliated issuers and net realized gains from sales of affiliated issuers.

-------------------------------------------------------------------------------------------------------
                     Number of
                     Shares Held                                Number of                    Dividends
Master Portfolio     Beginning      Gross         Gross         Shares Held      Value at    and
and Name of          of Period      Additions     Reductions    End of Period    End of      Interest
Affiliated Issuer    (in 000's)     (in 000's)    (in 000's)    (in 000's)       Period      Income
-------------------------------------------------------------------------------------------------------
S&P 500 Index
IMMF                 42,866         10,350,173    10,303,631    89,408           89,408,348  720,936

3.  PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of September 30, 2004, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Equity Funds, Inc., on behalf of Strong Advisor Large Company Core Fund, Strong Advisor Mid Cap Growth Fund, Strong Advisor Small Cap Value Fund, Strong Advisor Utilities and Energy Fund, Strong Dow 30 Value Fund, Strong Enterprise Fund, Strong Growth 20 Fund, Strong Growth Fund, Strong Index 500 Fund, Strong Large Cap Core Fund, Strong Large Company Growth Fund, Strong Mid Cap Disciplined Fund, Strong Technology 100 Fund, Strong U.S. Emerging Growth Fund and Strong Value Fund



By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    November 12, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    November 12, 2004